UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21906
Claymore Exchange-Traded Fund Trust
(Exact name of registrant as specified in charter)

227 West Monroe Street, Chicago, IL 60606
(Address of principal executive offices) (Zip code)
Amy J. Lee 227 West Monroe Street, Chicago, IL 60606
(Name and address of agent for service)

Registrant’s telephone number, including area code:  (312) 827-0100

Date of fiscal year end: August 31

Date of reporting period: September 1, 2016 to November 30, 2016

Item 1.    Schedule of Investments.
Attached hereto.

Guggenheim BRIC ETF
SCHEDULE OF INVESTMENTS (Unaudited)	November 30, 2016

	Shares	Value
COMMON STOCKS† - 87.5%
Communications - 29.4%
Alibaba Group Holding Ltd. ADR*	69,793	$6,561,938
China Mobile Ltd.	350,950	3,829,993
Baidu, Inc. ADR*	17,327	2,892,743
Ctrip.com International Ltd. ADR*	38,793	1,754,608
JD.com, Inc. ADR*	62,854	1,688,887
China Unicom Hong Kong Ltd.	731,351	888,183
China Telecom Corporation Ltd. — Class H	1,695,203	819,557
Vipshop Holdings Ltd. ADR*,1	51,304	575,631
Mobile TeleSystems PJSC ADR	64,362	503,955
58.com, Inc. ADR*,1	10,632	340,968
Weibo Corp. ADR*	5,679	291,389
TIM Participacoes S.A. ADR	20,415	248,246
Mail.Ru Group Ltd. GDR*	13,421	241,578
VimpelCom Ltd. ADR[1]	59,772	200,834
YY, Inc. ADR*	4,407	190,691
Sistema PJSC FC GDR	22,467	185,577
Autohome, Inc. ADR*	6,168	170,113
MegaFon OAO GDR	15,303	133,901
Tuniu Corp ADR*,1	14,604	132,604
21Vianet Group, Inc. ADR*,1	16,060	126,071
Bitauto Holdings Ltd. ADR*,1	5,423	122,289
Fang Holdings Ltd. ADR*,1	32,810	96,133
Total Communications		21,995,889
Energy - 20.4%
Gazprom PJSC ADR	395,239	1,821,656
China Petroleum & Chemical Corp. — Class H	2,601,996	1,818,157
Petroleo Brasileiro S.A. ADR*	158,971	1,728,015
LUKOIL PJSC ADR	33,007	1,617,343
CNOOC Ltd.	1,224,354	1,543,731
PetroChina Company Ltd. — Class H	2,256,011	1,532,772
Tatneft PJSC ADR	31,020	1,128,508
Ultrapar Participacoes S.A. ADR[1]	51,373	1,042,358
Novatek OJSC GDR	8,169	964,759
Rosneft PJSC GDR*	142,987	752,112
Surgutneftegas OJSC ADR	115,614	525,466
Reliance Industries Ltd. GDR[2]	8,612	246,734
Yanzhou Coal Mining Company Ltd. — Class H1	240,580	168,107
Trina Solar Ltd. ADR*,1	13,811	129,961
JinkoSolar Holding Company Ltd. ADR*,1	7,890	111,565
JA Solar Holdings Company Ltd. ADR*,1	19,388	105,471
Total Energy		15,236,715
Financial - 11.1%
Sberbank of Russia PJSC ADR	176,615	1,770,566
HDFC Bank Ltd. ADR	27,027	1,743,782
China Life Insurance Company Ltd. — Class H	567,933	1,651,085
ICICI Bank Ltd. ADR	171,256	1,342,647
VTB Bank PJSC GDR	312,033	654,333
Axis Bank Ltd. GDR	11,829	410,466
State Bank of India GDR	6,173	232,105

	Shares	Value
COMMON STOCKS† - 87.5% (continued)
Financial - 11.1% (continued)
Banco Santander Brasil S.A. ADR[1]	21,784	$179,718
PIK Group PJSC GDR*	37,762	161,621
Xinyuan Real Estate Co. Ltd. ADR*	20,747	114,731
Total Financial		8,261,054
Consumer, Non-cyclical - 7.6%
Ambev S.A. ADR	287,791	1,436,077
Magnit PJSC GDR	30,984	1,248,036
BRF S.A. ADR	73,428	1,118,308
Dr Reddy's Laboratories Ltd. ADR	10,138	473,749
TAL Education Group ADR*	5,721	437,828
X5 Retail Group N.V. GDR*	13,009	390,270
Tarena International, Inc.*,1	10,092	169,444
BeiGene Ltd*,1	4,764	151,019
Ros Agro plc GDR	10,742	135,349
QIWI plc ADR*	9,405	125,087
Total Consumer, Non-cyclical		5,685,167
Technology - 7.3%
Infosys Ltd. ADR	129,899	1,880,937
NetEase, Inc. ADR	7,607	1,704,729
Wipro Ltd. ADR[1]	71,948	689,981
Semiconductor Manufacturing International Corp.*	4,323,050	585,201
Momo, Inc. ADR*	9,240	198,891
WNS Holdings Ltd. ADR*	6,325	158,315
Changyou.com Ltd. ADR*	5,905	142,488
NQ Mobile, Inc. — Class A ADR*,1	34,944	131,040
Total Technology		5,491,582
Basic Materials - 6.4%
MMC Norilsk Nickel PJSC ADR	82,230	1,379,819
Vale S.A. ADR	157,371	1,336,080
Severstal PJSC GDR	22,474	338,683
Vedanta Ltd. ADR*	24,166	323,824
Cia Siderurgica Nacional S.A. ADR*,1	86,955	306,951
Fibria Celulose S.A. ADR	29,278	266,430
Sinopec Shanghai Petrochemical Company Ltd. — Class H	447,611	235,444
Aluminum Corporation of China Ltd. — Class H*,1	509,640	227,335
Novolipetsk Steel PJSC GDR	10,916	201,400
PhosAgro PJSC GDR	10,904	149,930
Total Basic Materials		4,765,896
Consumer, Cyclical - 2.5%
Tata Motors Ltd. ADR	24,555	812,034
Lenta Ltd. GDR*	35,767	277,194
China Lodging Group Ltd. ADR*	4,024	210,777
Qunar Cayman Islands Ltd. ADR*,1	6,262	188,048
China Southern Airlines Company Ltd. — Class H	239,898	137,629
China Eastern Airlines Corporation Ltd. — Class H	271,204	131,815
500.com Ltd. ADR*,1	7,714	107,225
Total Consumer, Cyclical		1,864,722

Guggenheim BRIC ETF
SCHEDULE OF INVESTMENTS (Unaudited)	November 30, 2016

	Shares	Value
COMMON STOCKS† - 87.5% (continued)
Utilities - 1.9%
CPFL Energia S.A. ADR[1]	40,427	$580,127
Cia de Saneamento Basico do Estado de Sao Paulo ADR	42,918	377,679
Huaneng Power International, Inc. — Class H	535,706	335,651
Cia Paranaense de Energia ADR	13,244	112,839
Total Utilities		1,406,296
Industrial - 0.9%
Embraer S.A. ADR	20,927	409,960
Guangshen Railway Company Ltd. — Class H	265,466	140,320
Larsen & Toubro Ltd. GDR	6,358	126,842
Total Industrial		677,122
Total Common Stocks
(Cost $80,238,526)		65,384,443
PREFERRED STOCKS† - 12.5%
Financial - 5.0%
Itau Unibanco Holding S.A. ADR	206,185	2,131,953
Banco Bradesco S.A. AD	182,152	1,575,615
Total Financial		3,707,568
Basic Materials - 3.2%
Vale S.A. ADR	238,787	1,790,903
Gerdau S.A. ADR	113,559	458,778

	Shares	Value
PREFERRED STOCKS† - 12.5% (continued)
Basic Materials - 3.2% (continued)
Braskem S.A. ADR[1]	9,629	$157,049
Total Basic Materials		2,406,730
Energy - 2.6%
Petroleo Brasileiro S.A. ADR*	208,968	1,960,120
*	–	–
Communications - 0.9%
Telefonica Brasil S.A. ADR	50,960	665,028
	–	–
Consumer, Non-cyclical - 0.5%
Cia Brasileira de Distribuicao ADR	20,973	333,890
	–	–
Utilities - 0.3%
Cia Energetica de Minas Gerais ADR	106,596	239,841
	–	–
Total Preferred Stocks
(Cost $23,016,723)		9,313,177
SECURITIES LENDING COLLATERAL††,[3] - 3.5%
Joint Repurchase Agreements	Face Amount	Value
HSBC Securities (USA), Inc. issued 11/30/16 at 0.27% due 12/01/16	$ 626,041	$626,041
Mizuho Securities (USA), Inc. issued 11/30/16 at 0.28% due 12/01/16	626,041	626,041
RBC Dominion Securities, Inc. issued 11/30/16 at 0.29% due 12/01/16	551,042	551,042
Merrill Lynch, Pierce, Fenner & Smith, Inc. issued 11/30/16 at 0.26% due 12/01/16	542,635	542,635
Citigroup Global Markets, Inc. issued 11/30/16 at 0.28% due 12/01/16	268,282	268,282
Total Securities Lending Collateral
(Cost $2,614,041)	2,614,041
Total Investments - 103.5%
(Cost $105,869,290)	$77,311,661
Other Assets & Liabilities, net - (3.5)%	(2,600,093)
Total Net Assets - 100.0%	$74,711,568

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Leveil 2 inputs — See Note 2.
1	All or portion of this security is on loan at November 30, 2016 — See Note 4.
2
Security is a 144A or Section 4(a)(2) security.  The total market value of 144A or Section 4(a)(2) securities is $246,734 (cost $245,903), or 0.3% of total net assets. These securities have been determined to be liquid under guidelines established by the Board of Trustees.

3	Securities lending collateral — See Note 4.

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
plc	Public Limited Company

See Sector Classification in Supplemental Information section.

The following table summarizes the inputs used to value the Fund's investments at November 30, 2016 (See Note 2 in the Notes to Schedule of Investments):

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Assets
Common Stocks	$65,384,443	$—	$—	$65,384,443
Preferred Stocks	9,313,177	—	—	9,313,177
Securities Lending Collateral	—	2,614,041	—	2,614,041
Total	$74,697,620	$2,614,041	$—	$77,311,661

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended November 30, 2016, there were no transfers between levels.

Guggenheim Defensive Equity ETF
SCHEDULE OF INVESTMENTS (Unaudited)	November 30, 2016

	Shares	Value
COMMON STOCKS† - 99.3%
Consumer, Non-cyclical - 27.2%
Automatic Data Processing, Inc.	18,603	$1,786,260
Reynolds American, Inc.	32,905	1,780,161
Sysco Corp.	31,523	1,678,600
Hologic, Inc.*	43,278	1,656,682
Danaher Corp.	21,091	1,648,684
Total System Services, Inc.	33,206	1,634,399
Merck & Company, Inc.	26,619	1,628,817
Western Union Co.	76,874	1,616,660
Altria Group, Inc.	25,083	1,603,556
Becton Dickinson and Co.	9,415	1,592,076
Mondelez International, Inc. — Class A	38,384	1,582,957
Intuitive Surgical, Inc.*	2,425	1,561,070
Thermo Fisher Scientific, Inc.	11,120	1,558,023
Johnson & Johnson	13,992	1,557,310
Dr Pepper Snapple Group, Inc.	17,889	1,551,692
Avery Dennison Corp.	21,365	1,539,562
Constellation Brands, Inc. — Class A	10,082	1,523,793
Kimberly-Clark Corp.	13,169	1,522,469
Kraft Heinz Co.	18,639	1,521,874
McCormick & Company, Inc.	16,637	1,517,294
Henry Schein, Inc.*	10,179	1,516,264
Hormel Foods Corp.	43,972	1,505,601
Clorox Co.	12,924	1,493,497
AmerisourceBergen Corp. — Class A	19,072	1,487,425
Estee Lauder Companies, Inc. — Class A	18,972	1,474,124
Cardinal Health, Inc.	20,620	1,464,226
Eli Lilly & Co.	21,295	1,429,320
Medtronic plc	19,426	1,418,292
Amgen, Inc.	9,808	1,413,039
Total Consumer, Non-cyclical		45,263,727
Financial - 18.3%
PNC Financial Services Group, Inc.	18,509	2,045,985
People's United Financial, Inc.	102,798	1,924,379
Discover Financial Services	28,108	1,904,878
U.S. Bancorp	38,332	1,902,034
American Express Co.	25,284	1,821,459
T. Rowe Price Group, Inc.	24,136	1,787,512
Wells Fargo & Co.	33,626	1,779,488
Progressive Corp.	51,781	1,724,307
Mastercard, Inc. — Class A	16,808	1,717,778
Marsh & McLennan Companies, Inc.	24,582	1,703,778
Allstate Corp.	24,101	1,685,142
Willis Towers Watson plc	13,019	1,619,173
Visa, Inc. — Class A	20,105	1,554,519
Public Storage REIT	7,407	1,550,285
Digital Realty Trust, Inc. REIT[1]	16,441	1,517,998
Extra Space Storage, Inc. REIT	20,246	1,420,459
Kimco Realty Corp. REIT	54,727	1,397,728
Realty Income Corp. REIT	24,615	1,364,656
Total Financial		30,421,558
Industrial - 17.5%
J.B. Hunt Transport Services, Inc.	20,878	1,991,135

	Shares	Value
COMMON STOCKS† - 99.3% (continued)
Industrial - 17.5% (continued)
FLIR Systems, Inc.	53,899	$1,935,513
Boeing Co.	12,617	1,899,616
Ingersoll-Rand plc	24,941	1,859,102
Snap-on, Inc.	11,060	1,849,232
Lockheed Martin Corp.	6,934	1,839,244
Waste Management, Inc.	26,104	1,814,750
Emerson Electric Co.	31,702	1,789,261
Raytheon Co.	11,954	1,787,601
Mettler-Toledo International, Inc.*	4,114	1,695,050
Stanley Black & Decker, Inc.	13,643	1,618,469
Allegion plc	23,608	1,579,611
Agilent Technologies, Inc.	35,524	1,562,346
PerkinElmer, Inc.	30,719	1,558,067
Masco Corp.	47,436	1,501,349
Fortune Brands Home & Security, Inc.	26,768	1,476,255
Waters Corp.*	10,510	1,414,331
Total Industrial		29,170,932
Consumer, Cyclical - 16.1%
Darden Restaurants, Inc.	26,594	1,949,340
Target Corp.	23,806	1,838,775
General Motors Co.	52,479	1,812,100
Dollar General Corp.	23,325	1,803,489
AutoZone, Inc.*	2,286	1,790,350
Hasbro, Inc.	20,251	1,729,233
Walgreens Boots Alliance, Inc.	20,193	1,710,953
McDonald's Corp.	14,314	1,707,231
Home Depot, Inc.	12,603	1,630,828
O'Reilly Automotive, Inc.*	5,919	1,624,766
Genuine Parts Co.	16,686	1,605,694
Ford Motor Co.	131,776	1,576,041
Lowe's Companies, Inc.	22,184	1,565,081
Mohawk Industries, Inc.*	7,740	1,528,186
Tractor Supply Co.	20,035	1,504,027
CVS Health Corp.	17,878	1,374,639
Total Consumer, Cyclical		26,750,733
Communications - 7.5%
F5 Networks, Inc.*	13,898	1,956,144
Twenty-First Century Fox, Inc. — Class A	68,645	1,929,611
Walt Disney Co.	17,859	1,770,184
Comcast Corp. — Class A	25,223	1,753,251
Interpublic Group of Companies, Inc.	72,261	1,739,322
VeriSign, Inc.*	21,712	1,711,991
Alphabet, Inc. — Class C*	2,145	1,625,996
Total Communications		12,486,499
Technology - 7.0%
Accenture plc — Class A	14,538	1,736,273
Apple, Inc.	15,444	1,706,871
Fiserv, Inc.*	16,228	1,697,773
Adobe Systems, Inc.*	16,248	1,670,457
Oracle Corp.	40,571	1,630,549
Paychex, Inc.	27,195	1,603,145
CA, Inc.	48,721	1,557,123
Total Technology		11,602,191
Utilities - 4.8%
CenterPoint Energy, Inc.	71,857	1,714,508

Guggenheim Defensive Equity ETF
SCHEDULE OF INVESTMENTS (Unaudited)	November 30, 2016

	Shares	Value
COMMON STOCKS† - 99.3% (continued)
Utilities - 4.8% (continued)
Pinnacle West Capital Corp.	21,749	$1,607,903
FirstEnergy Corp.	50,515	1,580,614
Sempra Energy	15,782	1,575,044
Duke Energy Corp.	20,779	1,532,867
Total Utilities		8,010,936

	Shares	Value
COMMON STOCKS† - 99.3% (continued)
Utilities - 4.8% (continued)
Basic Materials - 0.9%
Sherwin-Williams Co.	5,842	$1,569,570
Total Common Stocks
(Cost $159,663,501)		165,276,146
Other Assets & Liabilities, net - 0.7%		1,083,240
Total Net Assets - 100.0%		$166,359,386

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.
1	All or portion of this security is on loan at November 30, 2016 — See Note 4.

plc	Public Limited Company

See Sector Classification in Supplemental Information section.

The following table summarizes the inputs used to value the Fund's investments at November 30, 2016 (See Note 2 in the Notes to Schedule of Investments):

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Assets
Common Stocks	$165,276,146	$—	$—	$165,276,146
Total	$165,276,146	$—	$—	$165,276,146

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended November 30, 2016, there were no transfers between levels.

Guggenheim Dow Jones Industrial Average Dividend ETF
SCHEDULE OF INVESTMENTS (Unaudited)	November 30, 2016

	Shares	Value
COMMON STOCKS† - 99.6%
Consumer, Non-cyclical - 20.1%
Pfizer, Inc.	5,087	$163,496
Coca-Cola Co.	3,836	154,783
Procter & Gamble Co.	1,790	147,603
Merck & Company, Inc.	2,358	144,286
Johnson & Johnson	1,140	126,882
UnitedHealth Group, Inc.	692	109,557
Total Consumer, Non-cyclical		846,607
Industrial - 19.6%
Caterpillar, Inc.	2,340	223,610
Boeing Co.	1,320	198,739
General Electric Co.	4,919	151,309
United Technologies Corp.	1,215	130,880
3M Co.	710	121,935
Total Industrial		826,473
Technology - 13.7%
International Business Machines Corp.	1,139	184,769
Intel Corp.	4,113	142,721
Microsoft Corp.	2,243	135,163
Apple, Inc.	1,049	115,936
Total Technology		578,589
Financial - 12.2%
JPMorgan Chase & Co.	2,147	172,125
Travelers Companies, Inc.	992	112,443
Goldman Sachs Group, Inc.	458	100,435

	Shares	Value
COMMON STOCKS† - 99.6% (continued)
Financial - 12.2% (continued)
American Express Co.	1,367	$98,479
Visa, Inc. — Class A	428	33,093
Total Financial		516,575
Consumer, Cyclical - 10.8%
McDonald's Corp.	1,352	161,253
Wal-Mart Stores, Inc.	2,003	141,071
Home Depot, Inc.	810	104,814
NIKE, Inc. — Class B	1,010	50,571
Total Consumer, Cyclical		457,709
Communications - 10.7%
Verizon Communications, Inc.	4,191	209,131
Cisco Systems, Inc.	5,393	160,819
Walt Disney Co.	819	81,179
Total Communications		451,129
Energy - 9.7%
Chevron Corp.	2,114	235,838
Exxon Mobil Corp.	1,994	174,076
Total Energy		409,914
Basic Materials - 2.8%
EI du Pont de Nemours & Co.	1,605	118,144
Total Common Stocks
(Cost $4,038,345)		4,205,140
Total Investments - 99.6%
(Cost $4,038,345)		$4,205,140
Other Assets & Liabilities, net - 0.4%		18,061
Total Net Assets - 100.0%		$4,223,201

†	Value determined based on Level 1 inputs — See Note 2.

See Sector Classification in Supplemental Information section.

The following table summarizes the inputs used to value the Fund's investments at November 30, 2016 (See Note 2 in the Notes to Schedule of Investments):

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Assets
Common Stocks	$4,205,140	$—	$—	$4,205,140
Total	$4,205,140	$—	$—	$4,205,140

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended November 30, 2016, there were no transfers between levels.

Guggenheim Insider Sentiment ETF
SCHEDULE OF INVESTMENTS (Unaudited)	November 30, 2016

	Shares	Value
COMMON STOCKS† - 99.7%
Consumer, Non-cyclical - 22.6%
Cintas Corp.	6,457	$739,972
IDEXX Laboratories, Inc.*	6,133	721,547
WEX, Inc.*	6,492	717,431
Live Nation Entertainment, Inc.*	25,104	694,879
Merck & Company, Inc.	11,105	679,515
DENTSPLY SIRONA, Inc.	11,641	677,273
Zoetis, Inc.	13,391	674,639
Conagra Brands, Inc.	18,346	673,115
S&P Global, Inc.	5,631	670,033
Procter & Gamble Co.	8,106	668,421
Kellogg Co.	9,266	667,152
Johnson & Johnson	5,989	666,576
AmerisourceBergen Corp. — Class A	8,511	663,773
Post Holdings, Inc.*	8,600	656,438
Avery Dennison Corp.	9,056	652,575
Intuitive Surgical, Inc.*	1,010	650,178
Baxter International, Inc.	14,258	632,628
Laboratory Corporation of America Holdings*	4,912	618,175
Hill-Rom Holdings, Inc.	11,527	614,850
Spectrum Brands Holdings, Inc.	5,124	614,316
Boston Scientific Corp.*	29,875	611,243
Medtronic plc	8,177	597,003
Tyson Foods, Inc. — Class A	9,856	559,919
Zimmer Biomet Holdings, Inc.	5,361	546,071
Total Consumer, Non-cyclical		15,667,722
Financial - 18.3%
Chimera Investment Corp. REIT	44,926	761,945
Colony Starwood Homes REIT	24,405	745,573
Validus Holdings Ltd.	13,655	742,013
Erie Indemnity Co. — Class A	6,748	723,183
Hudson Pacific Properties, Inc. REIT	20,644	719,856
Alexandria Real Estate Equities, Inc. REIT	6,461	708,061
Endurance Specialty Holdings Ltd.	7,482	689,840
Camden Property Trust REIT	8,761	689,578
American Homes 4 Rent — Class A REIT	32,364	681,909
Liberty Property Trust REIT	17,053	671,888
Gramercy Property Trust REIT	73,771	644,759
Piedmont Office Realty Trust, Inc. — Class A REIT	32,607	640,401
Sun Communities, Inc. REIT	8,820	636,539
EPR Properties REIT	9,103	633,023
Healthcare Realty Trust, Inc. REIT	21,111	620,241
Physicians Realty Trust REIT	33,789	612,257
American Tower Corp. — Class A REIT	5,984	611,984
CyrusOne, Inc. REIT	14,098	601,703
Senior Housing Properties Trust REIT	31,748	573,369
Total Financial		12,708,122
Technology - 15.6%
Veeva Systems, Inc. — Class A*	17,563	816,328
Medidata Solutions, Inc.*	14,057	776,368

	Shares	Value
COMMON STOCKS† - 99.7% (continued)
Technology - 15.6% (continued)
Aspen Technology, Inc.*	14,495	$765,771
Lam Research Corp.	7,095	752,212
Computer Sciences Corp.	12,386	750,963
Xilinx, Inc.	13,724	740,822
Monolithic Power Systems, Inc.	8,936	733,109
CDK Global, Inc.	12,555	724,424
PTC, Inc.*	14,827	722,223
Fiserv, Inc.*	6,901	721,982
Fidelity National Information Services, Inc.	9,136	705,208
Cadence Design Systems, Inc.*	26,631	699,863
Workday, Inc. — Class A*	7,803	657,949
Fair Isaac Corp.	5,573	633,594
Tyler Technologies, Inc.*	4,240	631,336
Total Technology		10,832,152
Industrial - 15.0%
XPO Logistics, Inc.*	19,938	887,839
CLARCOR, Inc.	11,242	791,999
Northrop Grumman Corp.	3,163	789,643
Lockheed Martin Corp.	2,966	786,732
Huntington Ingalls Industries, Inc.	4,373	781,717
Harris Corp.	7,547	781,567
Waste Management, Inc.	11,007	765,207
Flowserve Corp.	15,717	745,772
Sonoco Products Co.	13,461	728,644
Amphenol Corp. — Class A	10,332	705,262
BWX Technologies, Inc.	17,750	695,090
Allegion plc	10,220	683,820
TransDigm Group, Inc.	2,648	665,787
Waters Corp.*	4,371	588,205
Total Industrial		10,397,284
Utilities - 11.7%
American Water Works Co., Inc.	9,581	694,335
Ameren Corp.	14,134	694,263
NorthWestern Corp.	12,308	690,479
DTE Energy Co.	7,381	687,097
UGI Corp.	15,304	685,619
Portland General Electric Co.	16,394	681,990
Pinnacle West Capital Corp.	9,192	679,565
ONE Gas, Inc.	11,254	675,353
PG&E Corp.	11,293	664,028
WEC Energy Group, Inc.	11,839	663,102
NiSource, Inc.	30,161	661,732
Southern Co.	13,552	634,505
Total Utilities		8,112,068
Energy - 4.4%
WPX Energy, Inc.*	53,438	830,426
Devon Energy Corp.	16,012	773,860
Chevron Corp.	6,746	752,584
Diamondback Energy, Inc.*	6,721	724,860
Total Energy		3,081,730
Communications - 4.1%
Comcast Corp. — Class A	10,689	742,992
Charter Communications, Inc. — Class A*	2,663	733,151
Verizon Communications, Inc.	14,001	698,650
Symantec Corp.	28,403	692,749
Total Communications		2,867,542

Guggenheim Insider Sentiment ETF
SCHEDULE OF INVESTMENTS (Unaudited)	November 30, 2016

	Shares	Value
COMMON STOCKS† - 99.7% (continued)
Basic Materials - 4.1%
FMC Corp.	14,279	$801,337
NewMarket Corp.	1,711	715,899
Ashland Global Holdings, Inc.	6,124	690,175
Newmont Mining Corp.	18,524	600,919
Total Basic Materials		2,808,330
Consumer, Cyclical - 3.9%
Dick's Sporting Goods, Inc.	12,120	715,929
Copart, Inc.*	12,721	696,093

	Shares	Value
COMMON STOCKS† - 99.7% (continued)
Consumer, Cyclical - 3.9% (continued)
Vail Resorts, Inc.	4,360	$690,624
Newell Brands, Inc.	13,100	615,831
Total Consumer, Cyclical		2,718,477
Total Common Stocks
(Cost $67,625,046)		69,193,427
Other Assets & Liabilities, net - 0.3%		230,589
Total Net Assets - 100.0%		$69,424,016

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.

plc	Public Limited Company

See Sector Classification in Supplemental Information section.

The following table summarizes the inputs used to value the Fund's investments at November 30, 2016 (See Note 2 in the Notes to Schedule of Investments):

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Assets
Common Stocks	$69,193,427	$—	$—	$69,193,427
Total	$69,193,427	$—	$—	$69,193,427

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended November 30, 2016, there were no transfers between levels.

Guggenheim Large Cap Optimized Diversification ETF
SCHEDULE OF INVESTMENTS (Unaudited)	November 30, 2016

	Shares	Value
COMMON STOCKS† - 99.7%
Consumer, Non-cyclical - 34.6%
Humana, Inc.	76	$16,161
Reynolds American, Inc.	275	14,877
Envision Healthcare Holdings, Inc.*	636	14,450
United Therapeutics Corp.*	112	14,068
Sysco Corp.	263	14,005
ServiceMaster Global Holdings, Inc.*	366	13,989
Alere, Inc.*	349	13,862
Whole Foods Market, Inc.	449	13,645
Verisk Analytics, Inc. — Class A*	164	13,625
Zoetis, Inc.	267	13,451
Hershey Co.	137	13,240
Altria Group, Inc.	206	13,170
Premier, Inc. — Class A*	431	12,990
Intuitive Surgical, Inc.*	20	12,875
Procter & Gamble Co.	156	12,864
HCA Holdings, Inc.*	181	12,831
Campbell Soup Co.	225	12,800
Dr Pepper Snapple Group, Inc.	146	12,664
Kraft Heinz Co.	152	12,411
Blue Buffalo Pet Products, Inc.*	529	12,394
JM Smucker Co.	96	12,091
Clorox Co.	104	12,018
Kellogg Co.	166	11,952
Monster Beverage Corp.*	267	11,948
Vertex Pharmaceuticals, Inc.*	144	11,752
Eli Lilly & Co.	175	11,746
Mead Johnson Nutrition Co. — Class A	160	11,534
Herbalife Ltd.*	225	11,032
Kroger Co.	325	10,497
Tyson Foods, Inc. — Class A	181	10,283
Post Holdings, Inc.*	133	10,152
Coty, Inc. — Class A	506	9,467
Endo International plc*	583	9,334
Conagra Brands, Inc.	210	7,705
Ionis Pharmaceuticals, Inc.*	168	7,352
Allergan plc	31	6,023
Lamb Weston Holdings, Inc.*	70	2,344
AmerisourceBergen Corp. — Class A	30	2,340
Cooper Companies, Inc.	11	1,809
Constellation Brands, Inc. — Class A	4	605
Total Consumer, Non-cyclical		442,356
Consumer, Cyclical - 22.2%
Kohl's Corp.	307	16,526
Best Buy Company, Inc.	355	16,223
Six Flags Entertainment Corp.	280	16,139
Scotts Miracle-Gro Co. — Class A	165	15,060
Target Corp.	194	14,985
Dollar Tree, Inc.*	165	14,546
Rite Aid Corp.*	1,812	14,424
Dollar General Corp.	186	14,382
Walgreens Boots Alliance, Inc.	169	14,319
Ulta Salon Cosmetics & Fragrance, Inc.*	55	14,273
AutoZone, Inc.*	18	14,097

	Shares	Value
COMMON STOCKS† - 99.7% (continued)
Consumer, Cyclical - 22.2% (continued)
McDonald's Corp.	118	$14,074
Wal-Mart Stores, Inc.	191	13,452
Sally Beauty Holdings, Inc.*	501	13,121
Chipotle Mexican Grill, Inc. — Class A*	33	13,079
Carter's, Inc.	143	13,054
Costco Wholesale Corp.	84	12,609
Urban Outfitters, Inc.*	381	12,040
Vail Resorts, Inc.	65	10,296
Panera Bread Co. — Class A*	46	9,757
Tesla Motors, Inc.*	28	5,303
Allison Transmission Holdings, Inc.	56	1,858
Total Consumer, Cyclical		283,617
Financial - 14.5%
RenaissanceRe Holdings Ltd.	114	14,884
CBOE Holdings, Inc.	199	13,711
Ares Capital Corp.[1]	844	13,538
AGNC Investment Corp. REIT	707	13,193
Annaly Capital Management, Inc. REIT	1,274	13,020
American Campus Communities, Inc. REIT	272	12,814
CubeSmart REIT	496	12,226
Equity LifeStyle Properties, Inc. REIT	176	12,220
National Retail Properties, Inc. REIT	272	11,609
Spirit Realty Capital, Inc. REIT	1,030	11,114
Omega Healthcare Investors, Inc. REIT	377	11,106
VEREIT, Inc. REIT	1,306	10,827
Erie Indemnity Co. — Class A	91	9,752
American Capital Ltd.*	562	9,739
Apple Hospitality REIT, Inc.	450	8,298
Iron Mountain, Inc. REIT	150	4,950
Realty Income Corp. REIT	49	2,717
Total Financial		185,718
Communications - 8.2%
Netflix, Inc.*	140	16,380
Charter Communications, Inc. — Class A*	53	14,591
Twitter, Inc.*	710	13,128
Palo Alto Networks, Inc.*	97	13,034
Facebook, Inc. — Class A*	108	12,789
Frontier Communications Corp.	2,966	10,826
TripAdvisor, Inc.*	168	8,111
Match Group, Inc.*	437	7,857
Verizon Communications, Inc.	76	3,792
AT&T, Inc.	93	3,593
GoDaddy, Inc. — Class A*	27	954
Total Communications		105,055
Utilities - 5.4%
Edison International	188	12,929
Consolidated Edison, Inc.	181	12,628
Duke Energy Corp.	171	12,615
Southern Co.	266	12,454
Avangrid, Inc.	328	11,864

Guggenheim Large Cap Optimized Diversification ETF
SCHEDULE OF INVESTMENTS (Unaudited)	November 30, 2016

	Shares	Value
COMMON STOCKS† - 99.7% (continued)
Utilities - 5.4% (continued)
Exelon Corp.	185	$6,014
Total Utilities		68,504
Technology - 4.7%
CSRA, Inc.	537	17,189
Apple, Inc.	129	14,257
Black Knight Financial Services, Inc. — Class A*	350	12,950
athenahealth, Inc.*	111	10,501
VMware, Inc. — Class A*	66	5,355
Total Technology		60,252
Industrial - 4.7%
Orbital ATK, Inc.	181	15,445
Republic Services, Inc. — Class A	270	14,982
Waste Management, Inc.	213	14,808
CH Robinson Worldwide, Inc.	197	14,745
Total Industrial		59,980
Energy - 4.4%
Targa Resources Corp.	313	16,680
Antero Resources Corp.*	534	13,078
Range Resources Corp.	354	12,454

	Shares	Value
COMMON STOCKS† - 99.7% (continued)
Energy - 4.4% (continued)
Kinder Morgan, Inc.	550	$12,210
Southwestern Energy Co.*	158	1,793
Total Energy		56,215
Basic Materials - 1.0%
Newmont Mining Corp.	357	11,581
CF Industries Holdings, Inc.	51	1,476
Total Basic Materials		13,057
Total Common Stocks
(Cost $1,342,138)		1,274,754
SECURITIES LENDING COLLATERAL††,2 - 0.7%
Joint Repurchase Agreements	Face Amount	Value
Merrill Lynch, Pierce, Fenner & Smith, Inc. issued 11/30/16 at 0.28% due 12/01/16	$ 9,026	$9,026
Total Securities Lending Collateral
(Cost $9,026)	9,026
Total Investments - 100.4%
(Cost $1,351,164)	$1,283,780
Other Assets & Liabilities, net - (0.4)%	(4,737)
Total Net Assets - 100.0%	$1,279,043

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
1	All or portion of this security is on loan at November 30, 2016 — See Note 4.
2	Securities lending collateral — See Note 4.

plc	Public Limited Company
REIT	Real Estate Investment Trust

See Sector Classification in Supplemental Information section.

The following table summarizes the inputs used to value the Fund's investments at November 30, 2016 (See Note 2 in the Notes to Schedule of Investments):

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Assets
Common Stocks	$1,274,754	$—	$—	$1,274,754
Securities Lending Collateral	—	9,026	—	9,026
Total	$1,274,754	$9,026	$—	$1,283,780

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended November 30, 2016, there were no transfers between levels.

Guggenheim Mid-Cap Core ETF
SCHEDULE OF INVESTMENTS (Unaudited)	November 30, 2016

	Shares	Value
COMMON STOCKS† - 92.6%
Financial – 27.9%
Progressive Corp.	109,522	$3,647,083
Northern Trust Corp.	43,852	3,602,442
Hartford Financial Services Group, Inc.	72,353	3,409,273
Credicorp Ltd.	15,210	2,383,255
Nasdaq, Inc.	32,054	2,054,341
Arch Capital Group Ltd.*	23,596	1,951,861
CNA Financial Corp.	50,746	1,942,049
Affiliated Managers Group, Inc.*	10,305	1,526,171
VEREIT, Inc. REIT	179,316	1,486,530
American Financial Group, Inc.	16,631	1,367,567
Brixmor Property Group, Inc. REIT	56,077	1,365,475
East West Bancorp, Inc.	27,363	1,310,140
Endurance Specialty Holdings Ltd.	12,793	1,179,514
WP Carey, Inc. REIT	19,687	1,144,209
Equity LifeStyle Properties, Inc. REIT	15,920	1,105,326
Liberty Property Trust REIT	27,008	1,064,115
Axis Capital Holdings Ltd.	17,271	1,053,704
DDR Corp. REIT	68,941	1,049,282
Lazard Ltd. — Class A	24,662	958,119
Erie Indemnity Co. — Class A	8,529	914,053
Highwoods Properties, Inc. REIT	18,408	884,688
Santander Consumer USA Holdings, Inc.*	61,620	849,124
Grupo Financiero Santander Mexico SAB de CV ADR	120,540	844,985
Validus Holdings Ltd.	15,138	822,599
CubeSmart REIT	32,693	805,882
Hudson Pacific Properties, Inc. REIT	22,033	768,291
Retail Properties of America, Inc. — Class A REIT	44,562	680,016
Paramount Group, Inc. REIT	41,435	651,358
Two Harbors Investment Corp. REIT	65,671	569,368
Total Financial		41,390,820
Industrial - 22.6%
Republic Services, Inc. — Class A	65,387	3,628,325
Fortive Corp.	64,179	3,529,203
Ingersoll-Rand plc	47,263	3,522,984
Roper Technologies, Inc.	18,906	3,424,066
Agilent Technologies, Inc.	60,554	2,663,166
Textron, Inc.	50,462	2,322,766
L-3 Communications Holdings, Inc.	14,214	2,242,543
AMETEK, Inc.	43,567	2,062,897
Crown Holdings, Inc.*	25,444	1,383,899
Trimble, Inc.*	45,273	1,276,246
Allegion plc	17,839	1,193,607
Keysight Technologies, Inc.*	31,911	1,175,282
Hubbell, Inc.	10,164	1,141,214
FLIR Systems, Inc.	25,658	921,379
Graco, Inc.	10,590	860,226
Crane Co.	10,945	804,348
BWX Technologies, Inc.	19,403	759,821

	Shares	Value
COMMON STOCKS† - 92.6% (continued)
Industrial – 22.6% (continued)
ITT, Inc.	17,200	$694,364
Total Industrial		33,606,336
Consumer, Non-cyclical - 13.3%
Equifax, Inc.	22,601	2,586,683
DaVita, Inc.*	38,664	2,449,364
Universal Health Services, Inc. — Class B	18,692	2,299,490
Hologic, Inc.*	52,168	1,996,991
Vantiv, Inc. — Class A*	35,039	1,977,251
Total System Services, Inc.	34,471	1,696,663
Robert Half International, Inc.	24,023	1,077,912
Booz Allen Hamilton Holding Corp.	27,221	1,029,226
TransUnion*	34,471	1,028,270
VCA, Inc.*	15,920	996,592
Euronet Worldwide, Inc.*	9,737	698,338
Bruker Corp.	29,992	680,219
Hill-Rom Holdings, Inc.	12,011	640,667
CoreLogic, Inc.*	16,489	622,130
Total Consumer, Non-cyclical		19,779,796
Utilities - 11.2%
DTE Energy Co.	33,760	3,142,718
Eversource Energy	59,416	3,067,054
FirstEnergy Corp.	81,236	2,541,874
Avangrid, Inc.	57,924	2,095,111
CenterPoint Energy, Inc.	80,738	1,926,408
UGI Corp.	32,622	1,461,466
MDU Resources Group, Inc.	36,034	1,002,466
Vectren Corp.	15,422	756,912
Hawaiian Electric Industries, Inc.	20,327	626,072
Total Utilities		16,620,081
Technology - 8.5%
First Data Corp. — Class A*	176,616	2,573,295
Maxim Integrated Products, Inc.	53,304	2,093,248
Amdocs Ltd.	28,572	1,684,891
CDK Global, Inc.	28,003	1,615,773
Broadridge Financial Solutions, Inc.	22,388	1,449,399
CSRA, Inc.	30,490	975,985
Genpact Ltd.*	39,517	945,642
Leidos Holdings, Inc.	13,362	684,134
DST Systems, Inc.	6,255	645,579
Total Technology		12,667,946
Basic Materials - 3.9%
Celanese Corp. — Class A	26,723	2,119,668
Axalta Coating Systems Ltd.*	44,562	1,177,328
Israel Chemicals Ltd.[1]	247,875	966,713
WR Grace & Co.	13,148	858,038
Cabot Corp.	11,443	582,792
Total Basic Materials		5,704,539
Consumer, Cyclical - 3.2%
NVR, Inc.*	711	1,134,045
Allison Transmission Holdings, Inc.	31,557	1,046,746
International Game Technology plc	37,455	965,590
Pool Corp.	7,818	786,569

Guggenheim Mid-Cap Core ETF
SCHEDULE OF INVESTMENTS (Unaudited)	November 30, 2016

	Shares	Value
COMMON STOCKS† - 92.6% (continued)
Consumer, Cyclical – 3.2% (continued)
Columbia Sportswear Co.	13,291	$755,859
Total Consumer, Cyclical		4,688,809
Communications - 2.0%
News Corp. — Class B	108,740	1,299,443
EchoStar Corp. — Class A*	17,057	869,907
Match Group, Inc.*,1	43,283	778,228
Total Communications		2,947,578
Total Common Stocks
(Cost $129,152,237)		137,405,905
MASTER LIMITED PARTNERSHIPS† - 7.2%
Energy - 5.2%
Magellan Midstream Partners, LP	42,004	2,908,777
Spectra Energy Partners, LP1	55,223	2,346,425
EQT Midstream Partners, LP	14,783	1,082,559
Tesoro Logistics, LP	18,124	854,184
Valero Energy Partners, LP1	12,224	494,094
Total Energy		7,686,039

	Shares	Value
MASTER LIMITED PARTNERSHIPS† - 7.2% (continued)
Financial - 1.0%
Icahn Enterprises, LP1	26,581	$1,536,648
Utilities - 0.5%
AmeriGas Partners, LP1	17,341	778,264
Consumer, Cyclical - 0.5%
Cedar Fair, LP	10,945	667,864
	–	–
Total Master Limited Partnerships
(Cost $10,647,354)		10,668,815
SECURITIES LENDING COLLATERAL††,2 - 3.0%
Joint Repurchase Agreements	Face Amount	Value
HSBC Securities (USA), Inc. issued 11/30/16 at 0.27% due 12/01/16	$ 1,047,841	$1,047,841
Mizuho Securities (USA), Inc. issued 11/30/16 at 0.28% due 12/01/16	1,047,841	1,047,841
RBC Dominion Securities, Inc. issued 11/30/16 at 0.29% due 12/01/16	1,047,841	1,047,841
Merrill Lynch, Pierce, Fenner & Smith, Inc. issued 11/30/16 at 0.26% due 12/01/16	683,135	683,135
Citigroup Global Markets, Inc. issued 11/30/16 at 0.28% due 12/01/16	674,604	674,604
Total Securities Lending Collateral
(Cost $4,501,262)	4,501,262
Total Investments - 102.8%
(Cost $144,300,853)	$152,575,982
Other Assets & Liabilities, net - (2.8)%	(4,107,742)
Total Net Assets - 100.0%	$148,468,240

*	Non-income producing security.
†	Value determined based on Level 1 inputs —See Note 2.
††	Value determined based on Level 2 inputs —See Note 2.
1	All or portion of this security is on loan at November 30, 2016 - See Note 4.
2	Securities lending collateral - See Note 4.

ADR	American Depositary Receipt
plc	Public Limited Company
REIT	Real Estate Investment Trust

See Sector Classification in Supplemental Information section.

The following table summarizes the inputs used to value the Fund's investments at November 30, 2016 (See Note 2 in the Notes to Schedule of Investments):

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Assets
Common Stocks	$137,405,905	$—	$—	$137,405,905
Master Limited Partnerships	10,668,815	—	—	10,668,815
Securities Lending Collateral	—	4,501,262	—	4,501,262
Total	$148,074,720	$4,501,262	$—	$152,575,982

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended November 30, 2016, there were no transfers between levels.

Guggenheim Multi-Asset Income ETF
SCHEDULE OF INVESTMENTS (Unaudited)	November 30, 2016

	Shares	Value
COMMON STOCKS† - 69.3%
Financial - 23.7%
MetLife, Inc.	96,023	$5,282,225
Prudential Financial, Inc.	51,731	5,204,138
Wells Fargo & Co.	82,719	4,377,489
HSBC Holdings plc ADR[1]	103,102	4,076,653
EPR Properties REIT	49,884	3,468,932
Iron Mountain, Inc. REIT	104,915	3,462,195
Manulife Financial Corp.	195,133	3,403,120
DuPont Fabros Technology, Inc. REIT	80,671	3,280,083
VEREIT, Inc. REIT	390,354	3,236,035
Navient Corp.	187,740	3,234,760
Principal Financial Group, Inc.	55,433	3,197,930
BB&T Corp.	70,420	3,186,505
People's United Financial, Inc.	168,573	3,155,687
Liberty Property Trust REIT	79,854	3,146,248
Ameriprise Financial, Inc.	27,201	3,106,627
Cullen/Frost Bankers, Inc.	36,938	3,040,367
UBS Group AG	190,678	3,022,246
Senior Housing Properties Trust REIT	158,419	2,861,047
Bank of Nova Scotia	50,475	2,788,744
Invesco Ltd.	86,637	2,712,604
Bank of Montreal	40,057	2,638,154
Canadian Imperial Bank of Commerce	33,471	2,633,164
Banco Santander Chile ADR	120,431	2,608,535
Medical Properties Trust, Inc. REIT	212,843	2,537,089
Chimera Investment Corp. REIT	139,745	2,370,075
Washington Prime Group, Inc. REIT	213,313	2,137,396
Bancolombia S.A. ADR	50,937	1,706,390
NorthStar Asset Management Group, Inc.	111,938	1,652,205
Sun Life Financial, Inc.[1]	41,618	1,598,131
Boston Private Financial Holdings, Inc.	105,574	1,583,610
Maiden Holdings Ltd.	96,653	1,488,456
STAG Industrial, Inc. REIT	54,860	1,295,245
Government Properties Income Trust REIT	65,248	1,226,010
Lexington Realty Trust REIT	100,936	1,042,669
Select Income REIT	39,000	953,160
Agree Realty Corp. REIT	15,687	704,189
Total Financial		97,418,113
Consumer, Cyclical - 10.7%
Target Corp.	57,039	4,405,692
General Motors Co.	127,276	4,394,840
Macy's, Inc.	104,071	4,391,796
Ford Motor Co.	324,140	3,876,714
The Gap, Inc.	151,543	3,784,029
L Brands, Inc.	52,622	3,695,117
Gaming and Leisure Properties, Inc. REIT	117,921	3,597,770
Kohl's Corp.	60,065	3,233,299
Best Buy Co., Inc.	67,759	3,096,586
Toyota Motor Corp. ADR	23,334	2,765,779
International Game Technology plc	58,770	1,515,091

	Shares	Value
COMMON STOCKS† - 69.3% (continued)
Consumer, Cyclical - 10.7% (continued)
Steelcase, Inc. — Class A	91,492	$1,422,701
Buckle, Inc.[1]	49,878	1,261,913
HSN, Inc.	31,458	1,198,550
Cato Corp. — Class A	38,222	1,131,371
Total Consumer, Cyclical		43,771,248
Energy - 6.0%
Marathon Petroleum Corp.	95,882	4,508,372
Valero Energy Corp.	72,595	4,468,948
Phillips 66	51,045	4,240,819
Western Refining, Inc.[1]	111,328	3,993,335
Total S.A. ADR	63,760	3,038,802
China Petroleum & Chemical Corp. ADR[1]	41,580	3,002,076
EnLink Midstream LLC[1]	78,411	1,434,921
Total Energy		24,687,273
Consumer, Non-cyclical - 5.6%
Reynolds American, Inc.	80,471	4,353,481
AbbVie, Inc.	62,110	3,776,289
Flowers Foods, Inc.	177,993	2,762,451
Western Union Co.	123,796	2,603,430
GlaxoSmithKline plc ADR[1]	67,684	2,557,778
H&R Block, Inc.	110,277	2,443,738
AstraZeneca plc ADR	81,338	2,126,175
Novartis AG ADR	23,502	1,615,998
Kindred Healthcare, Inc.	128,988	857,770
Total Consumer, Non-cyclical		23,097,110
Technology - 5.5%
Western Digital Corp.	85,506	5,443,312
QUALCOMM, Inc.	63,726	4,341,652
International Business Machines Corp.	25,349	4,112,116
Leidos Holdings, Inc.	67,646	3,463,475
Xerox Corp.	274,949	2,570,773
Advanced Semiconductor Engineering, Inc. ADR	328,325	1,763,105
Pitney Bowes, Inc.	71,264	1,022,638
Total Technology		22,717,071
Industrial - 5.1%
Boeing Co.	30,351	4,569,647
Cummins, Inc.	32,227	4,569,144
WestRock Co.	55,681	2,850,867
Eaton Corp. plc	39,738	2,642,974
ABB Ltd. ADR	99,797	2,038,853
GATX Corp.[1]	30,420	1,662,149
American Railcar Industries, Inc.	31,360	1,407,750
Sturm Ruger & Company, Inc.	21,325	1,096,105
Total Industrial		20,837,489
Utilities - 5.0%
Exelon Corp.	118,371	3,848,242
PG&E Corp.	64,619	3,799,597
Southern Co.	78,604	3,680,239
Ameren Corp.	54,152	2,659,946
AES Corp.	222,563	2,548,346
Entergy Corp.	34,623	2,379,639
WGL Holdings, Inc.	21,277	1,543,859
Total Utilities		20,459,868

Guggenheim Multi-Asset Income ETF
SCHEDULE OF INVESTMENTS (Unaudited)	November 30, 2016

	Shares	Value
COMMON STOCKS† - 69.3% (continued)
Communications - 4.7%
Cisco Systems, Inc.	128,003	$3,817,049
Viacom, Inc. — Class B	97,610	3,658,423
Chunghwa Telecom Company Ltd. ADR[1]	66,994	2,234,251
Inteliquent, Inc.	82,719	1,872,758
NTT DOCOMO, Inc. ADR	81,751	1,866,375
West Corp.	57,013	1,360,330
TELUS Corp.	40,356	1,260,318
Windstream Holdings, Inc.[1]	161,161	1,194,203
Rogers Communications, Inc. — Class B	30,852	1,190,887
Gannett Company, Inc.	112,121	1,069,634
Total Communications		19,524,228
Basic Materials - 3.0%
LyondellBasell Industries N.V. — Class A	50,690	4,578,320
Ternium S.A. ADR	132,189	3,237,309
A. Schulman, Inc.	52,996	1,764,767
Schweitzer-Mauduit International, Inc.	34,163	1,436,213
Domtar Corp.	35,770	1,404,688
Total Basic Materials		12,421,297
Total Common Stocks
(Cost $273,851,121)		284,933,697
MASTER LIMITED PARTNERSHIPS† - 10.6%
Energy - 8.6%
SunCoke Energy Partners, LP1	519,921	10,294,436
Crestwood Equity Partners, LP1	181,580	4,067,392
Plains All American Pipeline, LP	112,914	3,720,516
Alliance Resource Partners, LP	152,090	3,604,533
Williams Partners, LP	85,394	3,116,881
Energy Transfer Partners, LP	88,601	3,111,667
EnLink Midstream Partners, LP	165,519	2,899,893
Genesis Energy, LP	70,881	2,476,582
Tallgrass Energy Partners, LP	47,096	2,205,977
Total Energy		35,497,877
Consumer, Cyclical - 0.7%
Suburban Propane Partners, LP	108,508	3,074,032
Utilities - 0.7%
AmeriGas Partners, LP	61,565	2,763,037
Industrial - 0.6%
Capital Product Partners, LP	796,121	2,308,751
Total Master Limited Partnerships
(Cost $40,488,815)		43,643,697
CLOSED-END FUNDS† - 9.2%
PIMCO Dynamic Credit and Mortgage Income Fund[1]	220,048	4,405,361
DoubleLine Income Solutions Fund[1]	230,021	4,239,286
First Trust Intermediate Duration Preferred & Income Fund	164,576	3,516,989
AllianceBernstein Global High Income Fund, Inc.[1]	172,925	2,085,476
Prudential Global Short Duration High Yield Fund, Inc.	133,787	1,969,345
Prudential Short Duration High Yield Fund, Inc.	119,704	1,812,319

	Shares	Value
CLOSED-END FUNDS† - 9.2% (continued)
Alpine Global Premier Properties Fund	357,457	$1,812,307
Wells Fargo Income Opportunities Fund	219,501	1,777,958
NexPoint Credit Strategies Fund	80,107	1,738,322
AllianzGI Convertible & Income Fund II	301,962	1,675,889
Brookfield Total Return Fund, Inc.[1]	77,317	1,645,306
Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.	231,708	1,640,493
Western Asset High Income Fund II, Inc.	223,118	1,523,896
Nuveen Global High Income Fund	91,352	1,393,118
PIMCO Income Strategy Fund II	141,601	1,297,065
Barings Global Short Duration High Yield Fund	65,482	1,208,798
Western Asset Global High Income Fund, Inc.[1]	125,274	1,193,861
John Hancock Preferred Income Fund III[1]	64,524	1,108,522
Brookfield Mortgage Opportunity Income Fund, Inc.	65,325	954,398
Wells Fargo Global Dividend Opportunity Fund	173,008	916,942
Total Closed-End Funds
(Cost $41,213,646)		37,915,651
PREFERRED STOCKS† - 7.0%
Financial - 7.0%
Itau Unibanco Holding S.A. ADR	402,383	4,160,640
Bank of America Corp. 6.00%[1,2]	163,547	4,078,863
Deutsche Bank Contingent Capital Trust III 7.60%[2]	164,528	3,928,929
Wells Fargo & Co. 8.00%[2]	102,087	2,692,034
Citigroup, Inc. 6.30%[2]	104,991	2,644,723
Charles Schwab Corp. 5.95%[2]	105,439	2,635,975
Citigroup, Inc. 6.88%[2,3]	89,128	2,385,065
Huntington Bancshares, Inc. 6.25%[2]	89,093	2,249,598
JPMorgan Chase & Co. 6.13%[1,2]	82,660	2,121,056
JPMorgan Chase & Co. 6.15%[2]	77,327	1,979,571
Total Financial		28,876,454
Total Preferred Stocks
(Cost $30,155,749)		28,876,454
CONVERTIBLE PREFERRED STOCKS† - 3.0%
Financial – 2.0%
Bank of America Corp. 7.25%[2]	3,578	4,189,838
Wells Fargo & Co. 7.50%[2]	3,214	3,864,417
Total Financial		8,054,255

Guggenheim Multi-Asset Income ETF
SCHEDULE OF INVESTMENTS (Unaudited)	November 30, 2016

	Shares	Value
CONVERTIBLE PREFERRED STOCKS† - 3.0% (continued)
Industrial - 1.0%
Stericycle, Inc. 5.25%	63,997	$3,933,256
	–	–
Total Convertible Preferred Stocks
(Cost $12,297,610)		11,987,511
SECURITIES LENDING COLLATERAL††,4 - 2.7%
Joint Repurchase Agreements	Face Amount	Value
HSBC Securities (USA), Inc. issued 11/30/16 at 0.27% due 12/01/16	$ 2,574,517	$2,574,517
Merrill Lynch, Pierce, Fenner & Smith, Inc. issued 11/30/16 at 0.28% due 12/01/16	2,574,517	2,574,517
RBC Dominion Securities, Inc. issued 11/30/16 at 0.29% due 12/01/16	2,574,517	2,574,517
Credit Suisse Securities (USA), LLC issued 11/30/16 at 0.26% due 12/01/16	1,678,355	1,678,355
Citigroup Global Markets, Inc. issued 11/30/16 at 0.28% due 12/01/16	1,655,258	1,655,258
Total Securities Lending Collateral
(Cost $11,057,164)	11,057,164
Total Investments - 101.8%
(Cost $409,064,105)	$418,414,174
Other Assets & Liabilities, net - (1.8)%	(7,231,183)
Total Net Assets - 100.0%	$411,182,991

†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
1	All or portion of this security is on loan at November 30, 2016 - See Note 4.
2	Perpetual maturity.
3	Variable rate security. Rate indicated is rate effective at November 30, 2016.
4	Securities lending collateral - See Note 4.

ADR	American Depositary Receipt
plc	Public Limited Company
REIT	Real Estate Investment Trust

See Sector Classification in Supplemental Information section.

The following table summarizes the inputs used to value the Fund's investments at November 30, 2016 (See Note 2 in the Notes to Schedule of Investments):

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Assets
Common Stocks	$284,933,697	$—	$—	$284,933,697
Master Limited Partnerships	43,643,697	—	—	43,643,697
Closed-End Funds	37,915,651	—	—	37,915,651
Preferred Stocks	28,876,454	—	—	28,876,454
Convertible Preferred Stocks	11,987,511	—	—	11,987,511
Securities Lending Collateral	—	11,057,164	—	11,057,164
Total	$407,357,010	$11,057,164	$—	$418,414,174

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended November 30, 2016, there were no transfers between levels.

Guggenheim Raymond James SB-1 Equity ETF
SCHEDULE OF INVESTMENTS (Unaudited)	November 30, 2016

	Shares	Value
COMMON STOCKS† - 93.4%
Financial - 18.8%
Apartment Investment & Management Co. — Class A REIT	30,478	$1,283,124
CyrusOne, Inc. REIT	29,696	1,267,425
Communications Sales & Leasing, Inc. REIT	50,581	1,260,984
Retail Opportunity Investments Corp. REIT	60,895	1,256,873
SVB Financial Group*	7,940	1,254,758
United Community Banks, Inc.	45,953	1,249,003
Bank of the Ozarks, Inc.	25,691	1,246,527
Wintrust Financial Corp.	18,873	1,242,598
Chemical Financial Corp.	23,656	1,227,273
Equinix, Inc. REIT	3,618	1,225,634
Heartland Financial USA, Inc.	28,599	1,225,467
Physicians Realty Trust REIT	67,525	1,223,553
BofI Holding, Inc.*,1	51,722	1,222,191
American Homes 4 Rent — Class A REIT	57,990	1,221,849
ConnectOne Bancorp, Inc.	51,943	1,220,660
BGC Partners, Inc. — Class A	124,919	1,220,459
Willis Towers Watson plc	9,811	1,220,194
Northern Trust Corp.	14,842	1,219,270
Signature Bank*	8,120	1,217,269
Meta Financial Group, Inc.	13,299	1,209,544
Union Bankshares Corp.	35,759	1,208,654
Texas Capital Bancshares, Inc.*	16,548	1,203,867
Argo Group International Holdings Ltd.	18,815	1,193,812
Fidus Investment Corp.	73,264	1,185,412
Lazard Ltd. — Class A	30,356	1,179,331
Allstate Corp.	16,840	1,177,453
American Tower Corp. — Class A REIT	11,476	1,173,651
Bancorp, Inc.*	166,501	1,152,187
Alcentra Capital Corp.[1]	61,625	722,245
MidSouth Bancorp, Inc.	14,981	176,776
Total Financial		35,088,043
Energy - 15.5%
Whiting Petroleum Corp.*,1	118,813	1,451,895
Nabors Industries Ltd.	85,476	1,376,164
Oasis Petroleum, Inc.*	90,706	1,357,869
Synergy Resources Corp.*	142,325	1,350,665
Unit Corp.*	55,374	1,345,588
RPC, Inc.[1]	66,564	1,336,605
Marathon Oil Corp.	73,753	1,331,979
QEP Resources, Inc.	67,189	1,320,936
Continental Resources, Inc.*	22,643	1,313,520
Newfield Exploration Co.*	28,994	1,311,109
Patterson-UTI Energy, Inc.	49,129	1,310,270
Superior Energy Services, Inc.	75,121	1,295,086
Halliburton Co.	24,261	1,288,016
Kosmos Energy Ltd.*,1	241,642	1,280,703
Parsley Energy, Inc. — Class A*	33,382	1,273,523
RSP Permian, Inc.*	28,471	1,271,230
Concho Resources, Inc.*	8,874	1,269,159
Pioneer Natural Resources Co.	6,637	1,267,932
Kinder Morgan, Inc.	55,173	1,224,841
Marathon Petroleum Corp.	25,767	1,211,564

	Shares	Value
COMMON STOCKS† - 93.4% (continued)
Energy - 15.5% (continued)
Newpark Resources, Inc.*	158,883	$1,167,790
Cabot Oil & Gas Corp. — Class A	52,617	1,163,888
Dawson Geophysical Co.*	60,636	475,993
Total Energy		28,996,325
Consumer, Non-cyclical - 15.4%
UnitedHealth Group, Inc.	8,081	1,279,384
Alexion Pharmaceuticals, Inc.*	10,328	1,266,111
ICU Medical, Inc.*	8,283	1,244,520
ANI Pharmaceuticals, Inc.*	21,076	1,242,009
Amphastar Pharmaceuticals, Inc.*	60,441	1,225,139
Amsurg Corp. — Class A*	17,948	1,222,618
Service Corp. International	44,967	1,213,659
Mylan N.V.*	33,137	1,213,146
Aaron's, Inc.	41,427	1,206,354
Rent-A-Center, Inc.	104,331	1,205,023
Teleflex, Inc.	8,083	1,195,718
Merit Medical Systems, Inc.*	50,750	1,195,163
Becton Dickinson and Co.	7,063	1,194,353
Acadia Healthcare Company, Inc.*	31,399	1,193,476
HCA Holdings, Inc.*	16,664	1,181,311
Teligent, Inc.*,1	162,930	1,171,467
Quintiles IMS Holdings, Inc.*	15,190	1,167,048
Celgene Corp.*	9,789	1,160,094
Boston Scientific Corp.*	56,638	1,158,813
InVivo Therapeutics Holdings Corp.*,1	233,743	1,157,028
TG Therapeutics, Inc.*,1	200,903	1,155,192
Aerie Pharmaceuticals, Inc.*	30,425	1,130,289
Biogen, Inc.*	3,819	1,123,053
Surgery Partners, Inc.*	69,060	1,018,635
Proteon Therapeutics, Inc.*,1	31,037	316,577
Total Consumer, Non-cyclical		28,836,180
Consumer, Cyclical - 13.0%
Spirit Airlines, Inc.*	22,977	1,277,521
Malibu Boats, Inc. — Class A*	69,415	1,263,353
MarineMax, Inc.*	66,419	1,248,677
Advance Auto Parts, Inc.	7,283	1,236,070
O'Reilly Automotive, Inc.*	4,501	1,235,525
Wal-Mart Stores, Inc.	17,521	1,234,005
Dollar General Corp.	15,839	1,224,671
AutoZone, Inc.*	1,562	1,223,327
Carrols Restaurant Group, Inc.*	89,702	1,219,947
Best Buy Co., Inc.	26,626	1,216,808
Toll Brothers, Inc.*	40,980	1,215,467
Bed Bath & Beyond, Inc.	27,106	1,214,620
Beacon Roofing Supply, Inc.*	25,921	1,202,475
Mohawk Industries, Inc.*	6,085	1,201,422
Newell Brands, Inc.	25,551	1,201,153
La-Z-Boy, Inc.	44,851	1,199,764
MCBC Holdings, Inc.	89,175	1,198,512
Select Comfort Corp.*	52,595	1,189,699
Lennar Corp. — Class A	27,668	1,176,997
Red Robin Gourmet Burgers, Inc.*	22,550	1,160,198
Total Consumer, Cyclical		24,340,211
Industrial - 10.4%
Jabil Circuit, Inc.	59,494	1,258,298

Guggenheim Raymond James SB-1 Equity ETF
SCHEDULE OF INVESTMENTS (Unaudited)	November 30, 2016

	Shares	Value
COMMON STOCKS† - 93.4% (continued)
Industrial - 10.4% (continued)
Saia, Inc.*	29,645	$1,237,678
Avnet, Inc.	26,778	1,228,842
Flex Ltd.*	86,203	1,227,531
Casella Waste Systems, Inc. — Class A*	96,619	1,223,197
Union Pacific Corp.	12,064	1,222,446
Swift Transportation Co. — Class A*	48,814	1,218,886
Republic Services, Inc. — Class A	21,959	1,218,505
Genesee & Wyoming, Inc. — Class A*	15,928	1,216,899
Kansas City Southern	13,697	1,215,061
Roper Technologies, Inc.	6,677	1,209,271
Waste Connections, Inc.	15,798	1,207,599
Covanta Holding Corp.	81,574	1,190,980
SBA Communications Corp. — Class A*	11,960	1,183,562
PGT, Inc.*	106,619	1,183,471
Applied Optoelectronics, Inc.*	46,374	1,148,684
Total Industrial		19,390,910
Technology - 10.3%
Applied Micro Circuits Corp.*	150,057	1,312,999
Cavium, Inc.*	22,315	1,272,624
Xilinx, Inc.	22,877	1,234,900
BroadSoft, Inc.*	29,183	1,211,095
Microsemi Corp.*	22,120	1,211,070
Synchronoss Technologies, Inc.*	24,968	1,210,449
NVIDIA Corp.	13,072	1,205,238
Microsoft Corp.	19,971	1,203,452
Monolithic Power Systems, Inc.	14,669	1,203,445
Lumentum Holdings, Inc.*	30,011	1,203,441
Nuance Communications, Inc.*	73,575	1,192,651
ServiceNow, Inc.*	14,043	1,167,675
VeriFone Systems, Inc.*	68,982	1,165,106
salesforce.com, Inc.*	15,961	1,149,192
Envestnet, Inc.*	31,366	1,132,313
Silver Spring Networks, Inc.*	78,977	1,101,729
Total Technology		19,177,379
Communications - 8.1%
Charter Communications, Inc. — Class A*	4,602	1,266,978
United States Cellular Corp.*	33,373	1,255,826
Comcast Corp. — Class A	17,822	1,238,807
Telephone & Data Systems, Inc.	45,591	1,227,765
Alibaba Group Holding Ltd. ADR*	13,012	1,223,388
NeoPhotonics Corp.*	93,569	1,208,911
Iridium Communications, Inc.*,1	137,340	1,208,592
WebMD Health Corp. — Class A*,1	22,554	1,203,030

	Shares	Value
COMMON STOCKS† - 93.4% (continued)
Communications - 8.1% (continued)
ARRIS International plc*	41,927	$1,202,886
Zayo Group Holdings, Inc.*	34,589	1,193,321
ORBCOMM, Inc.*	141,662	1,191,377
RingCentral, Inc. — Class A*	53,544	1,153,873
KVH Industries, Inc.*	43,698	476,308
Total Communications		15,051,062
Utilities - 1.2%
8Point3 Energy Partners, LP	94,076	1,202,291
EnerNOC, Inc.*,1	175,660	1,036,394
Total Utilities		2,238,685
Basic Materials - 0.7%
Praxair, Inc.	10,412	1,252,564
Total Common Stocks
(Cost $146,950,848)		174,371,359
MASTER LIMITED PARTNERSHIPS† - 6.5%
Energy - 3.9%
Western Refining Logistics, LP1	61,698	1,270,979
Tesoro Logistics, LP	26,678	1,257,335
Enterprise Products Partners, LP	47,442	1,230,171
Magellan Midstream Partners, LP	17,672	1,223,786
MPLX, LP	35,540	1,167,489
Antero Midstream Partners, LP	39,995	1,126,659
Total Energy		7,276,419
Basic Materials - 0.7%
Hi-Crush Partners, LP*	70,872	1,293,414
Consumer, Cyclical - 0.7%
Green Plains Partners, LP1	66,601	1,215,468
Industrial - 0.6%
Fortress Transportation & Infrastructure Investors LLC	90,101	1,207,353
Diversified - 0.6%
Landmark Infrastructure Partners, LP1	81,574	1,195,059
Total Master Limited Partnerships
(Cost $11,212,908)		12,187,713
SECURITIES LENDING COLLATERAL††,2 - 3.5%
Joint Repurchase Agreements	Face Amount	Value
HSBC Securities (USA), Inc. issued 11/30/16 at 0.27% due 12/01/16	$ 1,526,383	$1,526,383
Merrill Lynch, Pierce, Fenner & Smith, Inc. issued 11/30/16 at 0.28% due 12/01/16	1,526,383	1,526,383
RBC Dominion Securities, Inc. issued 11/30/16 at 0.29% due 12/01/16	1,526,383	1,526,383
Credit Suisse Securities (USA), LLC issued 11/30/16 at 0.26% due 12/01/16	995,097	995,097
Citigroup Global Markets, Inc. issued 11/30/16 at 0.28% due 12/01/16	982,307	982,307
Total Securities Lending Collateral
(Cost $6,556,553)	6,556,553
Total Investments - 103.4%
(Cost $164,720,309)	$193,115,625
Other Assets & Liabilities, net - (3.4)%	(6,333,630)
Total Net Assets - 100.0%	$186,781,995

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
1	All or portion of this security is on loan at November 30, 2016 — See Note 4.
2	Securities lending collateral — See Note 4.

ADR	American Depositary Receipt
plc	Public Limited Company
REIT	Real Estate Investment Trust

Other Information (unaudited)

See Sector Classification in Supplemental Information section.

The following table summarizes the inputs used to value the Fund's investments at November 30, 2016 (See Note 2 in the Notes to Schedule of Investments):

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Assets
Common Stocks	$174,371,359	$—	$—	$174,371,359
Master Limited Partnerships	12,187,713	—	—	12,187,713
Securities Lending Collateral	—	6,556,553	—	6,556,553
Total	$186,559,072	$6,556,553	$—	$193,115,625

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended November 30, 2016, there were no transfers between levels.

Guggenheim S&P Spin-Off ETF
SCHEDULE OF INVESTMENTS (Unaudited)	November 30, 2016

	Shares	Value
COMMON STOCKS† - 99.8%
Consumer, Non-cyclical - 28.1%
Zoetis, Inc.	297,838	$15,005,078
PayPal Holdings, Inc.*	376,086	14,772,658
AbbVie, Inc.	238,883	14,524,086
WhiteWave Foods Co. — Class A*	124,985	6,885,424
Mallinckrodt plc*	75,975	4,003,883
Hertz Global Holdings, Inc.*	52,760	1,328,497
Halyard Health, Inc.*	32,919	1,222,941
Total Consumer, Non-cyclical		57,742,567
Financial - 15.6%
Synchrony Financial	464,086	16,038,811
Navient Corp.	223,620	3,852,973
Communications Sales & Leasing, Inc. REIT	95,882	2,390,338
NorthStar Asset Management Group, Inc.	133,312	1,967,685
Urban Edge Properties REIT	64,520	1,747,847
Care Capital Properties, Inc. REIT	59,209	1,425,753
Washington Prime Group, Inc. REIT	130,735	1,309,965
Colony Starwood Homes REIT	35,076	1,071,572
Quality Care Properties, Inc. REIT*	65,962	989,430
FNFV Group*	48,469	620,403
New Senior Investment Group, Inc. REIT	57,928	587,390
Total Financial		32,002,167
Industrial - 14.5%
Fortive Corp.	212,066	11,661,510
Allegion plc	67,642	4,525,926
Keysight Technologies, Inc.*	119,865	4,414,628
Energizer Holdings, Inc.	43,664	1,959,204
Manitowoc Foodservice, Inc.*	96,762	1,716,558
KLX, Inc.*	37,177	1,449,531
Knowles Corp.*,1	62,559	1,002,821
TopBuild Corp.*	27,117	984,076
SPX FLOW, Inc.*	29,486	924,091
Babcock & Wilcox Enterprises, Inc.*	35,744	569,759
TimkenSteel Corp.*	27,448	433,678
Total Industrial		29,641,782
Technology - 13.4%
Hewlett Packard Enterprise Co.	646,656	15,390,412
CDK Global, Inc.	105,904	6,110,661
CSRA, Inc.	102,720	3,288,067
Science Applications International Corp.	31,617	2,610,616
Total Technology		27,399,756
Communications - 12.9%
Liberty Media Corporation-Liberty SiriusXM — Class C*	124,137	4,439,139
Liberty Broadband Corp. — Class C*	47,478	3,385,657
News Corp. — Class A	268,412	3,102,842
Zillow Group, Inc. — Class C*,1	74,111	2,662,067
Liberty Media Corporation-Liberty SiriusXM — Class A*	61,351	2,227,041

	Shares	Value
COMMON STOCKS† - 99.8% (continued)
Communications - 12.9% (continued)
Cable One, Inc.	3,308	$1,955,227
Liberty Global plc LiLAC — Class C*	85,461	1,809,209
Liberty Expedia Holdings, Inc. — Class A*	38,152	1,677,162
Liberty Broadband Corp. — Class A*	18,479	1,284,845
Time, Inc.	70,605	1,143,801
Liberty Media Corporation-Liberty Media — Class C*	31,030	966,585
Gannett Company, Inc.	82,201	784,198
Liberty Media Corporation-Liberty Media — Class A*,1	15,511	485,339
Liberty Media Corporation-Liberty Braves — Class C*	23,451	465,971
Liberty Media Corporation-Liberty Braves — Class A*	6,134	123,600
Total Communications		26,512,683
Consumer, Cyclical - 6.3%
Gaming and Leisure Properties, Inc. REIT	136,002	4,149,421
Adient plc*	66,581	3,566,078
CST Brands, Inc.	53,385	2,564,082
Madison Square Garden Co. — Class A*	10,547	1,831,381
Liberty TripAdvisor Holdings, Inc. — Class A*	50,791	815,196
Total Consumer, Cyclical		12,926,158
Basic Materials - 5.6%
Chemours Co.	128,000	3,164,160
Alcoa Corp.	103,089	2,986,488
Versum Materials, Inc.*	76,372	1,868,059
Ingevity Corp.*	29,696	1,555,180
GCP Applied Technologies, Inc.*	50,033	1,400,924
Rayonier Advanced Materials, Inc.	30,515	423,548
Total Basic Materials		11,398,359
Energy - 1.9%
Murphy USA, Inc.*	25,966	1,770,621
NOW, Inc.*	75,807	1,632,883
California Resources Corp.*,1	28,990	504,426
Total Energy		3,907,930
Utilities - 1.5%
ONE Gas, Inc.	36,848	2,211,249
Talen Energy Corp.*	60,740	847,930
Total Utilities		3,059,179
Total Common Stocks
(Cost $181,947,803)		204,590,581

Guggenheim S&P Spin-Off ETF
SCHEDULE OF INVESTMENTS (Unaudited)	November 30, 2016

Face Amount	Value
SECURITIES LENDING COLLATERAL††,[2] - 2.0%
Joint Repurchase Agreements
HSBC Securities (USA), Inc. issued 11/30/16 at 0.27% due 12/01/16	$ 969,771	$969,771
Mizuho Securities (USA), Inc. issued 11/30/16 at 0.28% due 12/01/16	969,771	969,771
RBC Dominion Securities, Inc. issued 11/30/16 at 0.29% due 12/01/16	969,771	969,771
Merrill Lynch, Pierce, Fenner & Smith, Inc. issued 11/30/16 at 0.26% due 12/01/16	632,239	632,239
Citigroup Global Markets, Inc. issued 11/30/16 at 0.28% due 12/01/16	623,843	623,843
Total Securities Lending Collateral
(Cost $4,165,395)	4,165,395
Shares	Value
Total Investments - 101.8%
(Cost $186,113,198)	$208,755,976
Other Assets & Liabilities, net - (1.8)%	(3,771,593)
Total Net Assets - 100.0%	$204,984,383

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
1	All or portion of this security is on loan at November 30, 2016 — See Note 4.
2	Securities lending collateral — See Note 4.

plc	Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at November 30, 2016 (See Note 2 in the Notes to Schedule of Investments):

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Assets
Common Stocks	$204,590,581	$—	$—	$204,590,581
Securities Lending Collateral	—	4,165,395	—	4,165,395
Total	$204,590,581	$4,165,395	$—	$208,755,976

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended November 30, 2016, there were no transfers between levels.

Wilshire Micro-Cap ETF
SCHEDULE OF INVESTMENTS (Unaudited)	November 30, 2016

	Shares	Value
COMMON STOCKS† - 99.0%
Financial - 33.1%
QCR Holdings, Inc.	3,897	$148,670
Independent Bank Corp.	7,387	139,614
Citizens & Northern Corp.	5,309	126,619
CNB Financial Corp.	5,108	118,811
CorEnergy Infrastructure Trust, Inc. REIT	3,536	115,734
Arlington Asset Investment Corp. — Class A1	7,083	115,028
Peapack Gladstone Financial Corp.	4,275	114,441
Enterprise Bancorp, Inc.	3,550	112,003
Pacific Continental Corp.	5,633	111,814
Guaranty Bancorp	5,101	108,651
Financial Institutions, Inc.	3,541	108,532
UMH Properties, Inc. REIT	8,227	107,938
Territorial Bancorp, Inc.	3,413	107,407
Sierra Bancorp	4,644	106,115
Consolidated-Tomoka Land Co.	1,940	103,537
Sutherland Asset Management Corp. REIT	7,687	101,468
Preferred Apartment Communities, Inc. — Class A REIT	7,432	101,224
PennantPark Floating Rate Capital Ltd.[1]	7,136	98,833
Bear State Financial, Inc.	9,894	97,951
Ares Commercial Real Estate Corp. REIT	7,235	97,890
First Defiance Financial Corp.	2,014	93,228
United Community Financial Corp.	11,353	92,868
MidWestOne Financial Group, Inc.	2,751	92,131
Arbor Realty Trust, Inc. REIT	12,250	91,263
Midland States Bancorp, Inc.	2,779	90,484
WashingtonFirst Bankshares, Inc.	3,159	86,429
Heritage Commerce Corp.	6,886	85,318
Monroe Capital Corp.	5,586	85,297
Bank of Marin Bancorp	1,279	81,153
Macatawa Bank Corp.	8,435	79,542
Southwest Bancorp, Inc.	3,450	75,383
Fidus Investment Corp.[1]	4,623	74,800
HCI Group, Inc.	2,290	74,059
West Bancorporation, Inc.	3,328	74,048
American National Bankshares, Inc.	2,316	72,144
Equity Bancshares, Inc. — Class A*	2,283	71,504
Gladstone Investment Corp.	8,702	70,834
ESSA Bancorp, Inc.	4,537	67,192
Marlin Business Services Corp.	3,288	66,911
BSB Bancorp, Inc.*	2,490	66,358
Bluerock Residential Growth REIT, Inc. REIT	5,219	65,969
Summit Financial Group, Inc.[1]	2,688	65,802
Newtek Business Services Corp.	4,227	64,758
United Insurance Holdings Corp.	4,671	63,432

	Shares	Value
COMMON STOCKS† - 99.0% (continued)
Financial - 33.1% (continued)
Southern National Bancorp of Virginia, Inc.	4,235	$62,932
Century Bancorp, Inc. — Class A	1,138	61,850
First Connecticut Bancorp, Inc.	2,851	61,724
TriplePoint Venture Growth BDC Corp.	4,954	61,033
WhiteHorse Finance, Inc.[1]	5,062	59,276
Community Healthcare Trust, Inc. REIT	2,680	58,370
National Bankshares, Inc.	1,611	58,157
Garrison Capital, Inc.	6,193	58,028
Northrim BanCorp, Inc.	2,058	57,830
Hawthorn Bancshares, Inc.	3,474	56,974
First Bancorp, Inc.	1,959	56,850
Shore Bancshares, Inc.	3,969	55,368
Merchants Bancshares, Inc.	1,117	55,180
Orchid Island Capital, Inc. REIT	5,137	55,069
Severn Bancorp, Inc.*,1	8,151	53,796
Farmers Capital Bank Corp.	1,492	53,563
Federated National Holding Co.	3,001	52,187
Old Second Bancorp, Inc.	5,666	52,127
Republic First Bancorp, Inc.*,1	9,648	51,617
Bankwell Financial Group, Inc.	1,764	51,421
Impac Mortgage Holdings, Inc.*	3,276	50,254
Atlas Financial Holdings, Inc.*	2,936	49,618
Jernigan Capital, Inc. REIT[1]	2,457	48,870
Chemung Financial Corp.[1]	1,550	48,732
Oppenheimer Holdings, Inc. — Class A	2,721	47,889
Eastern Virginia Bankshares, Inc.	5,161	47,275
Salisbury Bancorp, Inc.	1,390	45,523
National Commerce Corp.*	1,390	45,453
Western New England Bancorp, Inc.	5,364	45,058
Bar Harbor Bankshares	1,021	44,995
Middleburg Financial Corp.	1,290	44,815
Penns Woods Bancorp, Inc.	941	44,528
Southern First Bancshares, Inc.*	1,416	43,471
BBX Capital Corp. — Class A*	1,993	43,368
Peoples Bancorp of North Carolina, Inc.	1,956	43,345
Owens Realty Mortgage, Inc. REIT	2,357	42,827
Gladstone Land Corp. REIT[1]	3,908	42,636
Farmland Partners, Inc. REIT[1]	3,797	42,185
Access National Corp.[1]	1,520	41,602
Horizon Technology Finance Corp.	3,818	41,578
Entegra Financial Corp.*	2,081	39,851
GSV Capital Corp.[1]	8,118	39,210
CM Finance, Inc.	3,971	38,916
Home Bancorp, Inc.	1,147	38,654
Capstar Financial Holdings, Inc.*,1	2,000	38,600
MBT Financial Corp.	4,023	38,420
Investar Holding Corp.[1]	2,084	37,408
Manning & Napier, Inc. — Class A	5,036	37,267
MutualFirst Financial, Inc.	1,246	37,069

Wilshire Micro-Cap ETF
SCHEDULE OF INVESTMENTS (Unaudited)	November 30, 2016

	Shares	Value
COMMON STOCKS† - 99.0% (continued)
Financial - 33.1% (continued)
Investors Title Co.	298	$36,782
Unity Bancorp, Inc.	2,680	36,448
Health Insurance Innovations, Inc. — Class A*,1	2,680	36,180
Heritage Oaks Bancorp	3,586	35,681
Ellington Residential Mortgage REIT	2,609	34,882
Hallmark Financial Services, Inc.*	3,265	34,838
Griffin Industrial Realty, Inc.	1,103	34,689
Lake Sunapee Bank Group	1,581	34,466
Independence Holding Co.	1,719	34,122
Global Medical REIT, Inc. REIT[1]	4,665	34,101
Saratoga Investment Corp.[1]	1,674	33,781
First Internet Bancorp	1,162	33,756
C&F Financial Corp.	748	33,735
First Financial Northwest, Inc.	1,984	33,649
People's Utah Bancorp	1,451	33,518
1347 Property Insurance Holdings, Inc.*,1	4,578	33,419
Allegiance Bancshares, Inc.*,1	1,092	33,415
Gladstone Capital Corp.	4,023	33,270
Provident Bancorp, Inc.*	1,787	32,881
Southern Missouri Bancorp, Inc.	1,134	32,773
Veritex Holdings, Inc.*	1,650	32,753
Conifer Holdings, Inc.*,1	4,578	32,733
Union Bankshares, Inc.[1]	742	32,574
Civista Bancshares, Inc.	1,687	32,053
SI Financial Group, Inc.	2,273	31,822
Alcentra Capital Corp.[1]	2,680	31,410
First United Corp.*	2,382	30,847
Central Valley Community Bancorp	1,834	30,298
Ocean Shore Holding Co.	1,092	29,812
Riverview Bancorp, Inc.	4,822	29,270
MidSouth Bancorp, Inc.	2,423	28,591
Stellus Capital Investment Corp.	2,388	28,346
Timberland Bancorp, Inc.	1,455	27,834
Two River Bancorp	1,985	27,472
Sotherly Hotels, Inc. REIT	4,998	27,439
Parke Bancorp, Inc.[1]	1,572	27,431
Regional Management Corp.*	1,103	27,200
HMN Financial, Inc.*	1,687	27,076
Triumph Bancorp, Inc.*	1,244	26,684
Silvercrest Asset Management Group, Inc. — Class A	1,985	26,599
Codorus Valley Bancorp, Inc.	1,101	26,424
Franklin Financial Network, Inc.*	695	26,236
Premier Financial Bancorp, Inc.	1,419	26,095
Wheeler Real Estate Investment Trust, Inc. REIT	15,631	25,479
First South Bancorp, Inc.	2,287	25,409
Eagle Bancorp Montana, Inc.	1,290	25,284
BCB Bancorp, Inc.	2,084	25,216
Consumer Portfolio Services, Inc.*	4,923	24,861
Maui Land & Pineapple Company, Inc.*	3,573	24,832
County Bancorp, Inc.	1,092	24,657

	Shares	Value
COMMON STOCKS† - 99.0% (continued)
Financial - 33.1% (continued)
United Bancorp, Inc.[1]	1,985	$24,614
United Security Bancshares*,1	3,645	24,057
Old Point Financial Corp.	1,092	23,478
Provident Financial Holdings, Inc.	1,191	23,475
Asta Funding, Inc.*	2,581	22,971
Nicholas Financial, Inc.*	2,295	22,675
Plumas Bancorp	1,340	22,445
BRT Realty Trust REIT*	2,846	22,426
Cherry Hill Mortgage Investment Corp. REIT	1,253	22,191
AmeriServ Financial, Inc.	6,260	21,910
Harris & Harris Group, Inc.*	17,271	21,589
American Farmland Co. REIT[1]	2,878	21,326
Power REIT*,1	2,680	20,904
Great Ajax Corp. REIT	1,588	20,580
Poage Bankshares, Inc.[1]	1,044	19,627
Five Oaks Investment Corp. REIT	3,808	19,345
Atlantic American Corp.	5,024	19,342
OFS Capital Corp.	1,489	19,074
American Realty Investors, Inc.*,1	2,779	17,925
Pacific Mercantile Bancorp*	2,878	17,412
Carolina Bank Holdings, Inc.*	695	16,590
FXCM, Inc. — Class A*	2,084	16,047
US Global Investors, Inc. — Class A	10,731	15,453
Porter Bancorp, Inc.*,1	5,943	14,858
Medallion Financial Corp.	4,387	14,302
Institutional Financial Markets, Inc.	12,183	14,132
Urstadt Biddle Properties, Inc. REIT	626	11,694
Crossroads Capital, Inc.	6,849	11,232
AeroCentury Corp.*	1,228	10,929
Great Elm Capital Group, Inc.*,1	2,680	10,586
First Acceptance Corp.*	8,360	10,366
Colony Bankcorp, Inc.*	893	10,046
Emergent Capital, Inc.*	7,266	9,301
JG Wentworth Co. — Class A*	28,710	7,028
Condor Hospitality Trust, Inc. REIT	2,978	5,092
Westbury Bancorp, Inc.*	199	4,020
Randolph Bancorp, Inc.*	199	2,955
Total Financial		8,617,076
Consumer, Non-cyclical - 25.4%
Heska Corp.*	1,730	114,371
Carriage Services, Inc. — Class A	4,140	112,360
GenMark Diagnostics, Inc.*	9,294	107,996
Barrett Business Services, Inc.	1,827	106,496
Protagonist Therapeutics, Inc.*,1	4,268	106,486
LeMaitre Vascular, Inc.	4,565	103,489
Novan, Inc.*	3,800	102,068
CoLucid Pharmaceuticals, Inc.*	2,791	98,661
BioTime, Inc.*,1	30,434	95,866
Sunesis Pharmaceuticals, Inc.*,1	22,301	89,873
Zogenix, Inc.*	6,957	87,658
Collegium Pharmaceutical, Inc.*,1	5,174	85,681

Wilshire Micro-Cap ETF
SCHEDULE OF INVESTMENTS (Unaudited)	November 30, 2016

	Shares	Value
COMMON STOCKS† - 99.0% (continued)
Consumer, Non-cyclical - 25.4% (continued)
Teligent, Inc.*,1	11,856	$85,244
RadNet, Inc.*	13,575	84,165
Enzo Biochem, Inc.*	11,918	81,281
Franklin Covey Co.*	3,791	78,852
Exactech, Inc.*	3,114	78,161
Addus HomeCare Corp.*	2,138	74,189
BioSpecifics Technologies Corp.*	1,448	71,473
Akebia Therapeutics, Inc.*	8,106	69,794
Nature's Sunshine Products, Inc.	4,603	69,504
Willdan Group, Inc.*	2,678	65,825
Assembly Biosciences, Inc.*	5,120	65,792
Clearside Biomedical, Inc.*,1	4,467	65,397
NanoString Technologies, Inc.*,1	2,961	65,142
MediciNova, Inc.*,1	9,161	64,768
Hanger, Inc.*	6,750	64,125
Limoneira Co.	3,511	62,987
Collectors Universe, Inc.	2,964	59,160
Versartis, Inc.*,1	4,650	57,893
Selecta Biosciences, Inc.*,1	2,779	56,970
Cutera, Inc.*	3,447	56,358
Turning Point Brands, Inc.*,1	3,772	54,770
Primo Water Corp.*	4,212	54,166
Cadiz, Inc.*,1	5,161	53,674
Paratek Pharmaceuticals, Inc.*	3,780	50,841
Cara Therapeutics, Inc.*,1	5,451	49,059
Idera Pharmaceuticals, Inc.*	28,072	47,442
Lantheus Holdings, Inc.*	5,173	47,074
Crimson Wine Group Ltd.*	4,721	44,849
Care.com, Inc.*	5,161	43,972
Craft Brew Alliance, Inc.*	2,878	43,746
Alico, Inc.	1,600	43,680
Nutraceutical International Corp.	1,323	42,667
Entellus Medical, Inc.*,1	2,283	42,076
Inventure Foods, Inc.*,1	4,620	41,765
Madrigal Pharmaceuticals, Inc.*	2,581	41,322
PharmAthene, Inc.*	13,342	40,693
Navidea Biopharmaceuticals, Inc.*	49,927	39,447
Seneca Foods Corp. — Class A*	1,026	38,578
PRGX Global, Inc.*	7,047	38,406
REGENXBIO, Inc.*,1	1,674	37,247
Stemline Therapeutics, Inc.*	2,818	37,198
Corvus Pharmaceuticals, Inc.*,1	2,382	36,754
AxoGen, Inc.*,1	4,373	36,515
Derma Sciences, Inc.*,1	7,500	36,000
Tactile Systems Technology, Inc.*	2,184	35,665
Argos Therapeutics, Inc.*	7,639	35,521
Oncocyte Corp.*,1	5,853	35,118
Agile Therapeutics, Inc.*	5,106	35,078
Utah Medical Products, Inc.	511	34,850
Sensus Healthcare, Inc.*	5,955	34,539
National Research Corp. — Class A	2,107	33,712
Voyager Therapeutics, Inc.*	2,680	33,393
Five Star Quality Care, Inc.*	14,357	33,021

	Shares	Value
COMMON STOCKS† - 99.0% (continued)
Consumer, Non-cyclical - 25.4% (continued)
Information Services Group, Inc.*	9,194	$32,271
Bovie Medical Corp.*	7,444	31,637
Lifeway Foods, Inc.*	2,680	31,168
Misonix, Inc.*,1	3,375	31,050
Edge Therapeutics, Inc.*	2,481	30,045
Iridex Corp.*,1	1,886	29,780
Span-America Medical Systems, Inc.	1,489	29,452
AcelRx Pharmaceuticals, Inc.*,1	9,345	28,970
United-Guardian, Inc.	1,787	28,949
Neff Corp. — Class A*	2,184	28,720
Trevena, Inc.*	5,207	28,534
Durect Corp.*	21,780	28,532
Synutra International, Inc.*,1	5,532	28,490
FONAR Corp.*	1,415	28,300
Lifevantage Corp.*	3,474	28,105
VIVUS, Inc.*	20,556	27,545
Aviragen Therapeutics, Inc.*	19,355	27,291
Proteostasis Therapeutics, Inc.*,1	2,581	27,178
CTI BioPharma Corp.*,1	63,017	26,436
Egalet Corp.*,1	3,896	26,220
Diversicare Healthcare Services, Inc.[1]	2,283	25,889
Patriot National, Inc.*,1	4,169	25,806
Invitae Corp.*	3,573	24,546
Proteon Therapeutics, Inc.*,1	2,400	24,480
Perceptron, Inc.*	3,573	23,868
GlycoMimetics, Inc.*	3,721	23,628
Intersections, Inc.*,1	10,446	23,504
Performant Financial Corp.*	6,551	23,453
Heat Biologics, Inc.*,1	8,139	23,359
Catalyst Pharmaceuticals, Inc.*	21,335	23,255
Cumberland Pharmaceuticals, Inc.*	4,181	23,163
Applied Genetic Technologies Corp.*	2,506	23,055
Genocea Biosciences, Inc.*	5,694	22,890
Chembio Diagnostics, Inc.*	3,238	22,828
Edgewater Technology, Inc.*	3,276	22,604
Cidara Therapeutics, Inc.*	2,159	22,454
Recro Pharma, Inc.*,1	2,779	22,232
Protalix BioTherapeutics, Inc.*	40,398	22,219
Biolase, Inc.*	12,606	22,061
CAS Medical Systems, Inc.*	12,517	21,780
Alliance One International, Inc.*	1,469	21,741
Sientra, Inc.*,1	2,637	21,703
Senseonics Holdings, Inc.*	7,544	21,576
Concert Pharmaceuticals, Inc.*,1	2,384	21,551
Inotek Pharmaceuticals Corp.*,1	3,350	21,440
iRadimed Corp.*	1,939	21,426
Digirad Corp.	4,566	21,232
Abeona Therapeutics, Inc.*,1	3,375	21,094
PFSweb, Inc.*	2,639	20,980
Novelion Therapeutics, Inc.*	10,383	20,974
Vital Therapies, Inc.*	4,104	20,930
Vericel Corp.*	8,635	20,724
Alimera Sciences, Inc.*,1	18,553	20,408
ArQule, Inc.*	14,661	20,086

Wilshire Micro-Cap ETF
SCHEDULE OF INVESTMENTS (Unaudited)	November 30, 2016

	Shares	Value
COMMON STOCKS† - 99.0% (continued)
Consumer, Non-cyclical - 25.4% (continued)
Nuvectra Corp.*	3,474	$19,941
Gemphire Therapeutics, Inc.*	2,084	19,861
Cenveo, Inc.*,1	2,903	19,421
GTx, Inc.*	24,318	19,357
MEI Pharma, Inc.*	12,407	19,231
Luna Innovations, Inc.*	13,151	19,069
Fate Therapeutics, Inc.*	6,252	18,381
Peregrine Pharmaceuticals, Inc.*	60,640	18,283
SeaSpine Holdings Corp.*	2,600	18,200
Dicerna Pharmaceuticals, Inc.*	5,955	17,746
Juniper Pharmaceuticals, Inc.*,1	3,194	17,727
Infinity Pharmaceuticals, Inc.*,1	14,988	17,386
Ampio Pharmaceuticals, Inc.*,1	22,850	17,366
Fortress Biotech, Inc.*	7,209	17,230
Tracon Pharmaceuticals, Inc.*,1	2,978	17,124
Trovagene, Inc.*,1	5,856	16,982
RCM Technologies, Inc.	2,581	16,673
Veracyte, Inc.*	2,145	16,366
GEE Group, Inc.*,1	3,276	16,118
NovaBay Pharmaceuticals, Inc.*,1	4,025	16,100
MGC Diagnostics Corp.*	2,072	16,058
Marrone Bio Innovations, Inc.*	6,811	15,870
Harvard Bioscience, Inc.*	6,383	15,638
CCA Industries, Inc.*	5,918	15,209
Reed's, Inc.*,1	3,690	14,760
Immune Design Corp.*,1	1,986	14,597
Neuralstem, Inc.*	51,217	14,371
Ocean Bio-Chem, Inc.[1]	3,945	14,084
Flex Pharma, Inc.*,1	2,283	14,040
Northwest Biotherapeutics, Inc.*,1	27,644	13,960
AstroNova, Inc.	1,053	13,952
Hudson Global, Inc.	9,522	13,902
Alphatec Holdings, Inc.*	2,572	13,452
Female Health Co.*	11,911	13,340
Tandem Diabetes Care, Inc.*	5,348	13,103
Electromed, Inc.*	3,362	13,011
DLH Holdings Corp.*,1	2,084	13,004
Cogentix Medical, Inc.*	5,000	13,000
Aptevo Therapeutics, Inc.*	6,750	12,825
ARCA biopharma, Inc.*,1	5,360	12,596
Natural Alternatives International, Inc.*	1,004	12,299
XOMA Corp.*,1	2,163	12,070
Odyssey Marine Exploration, Inc.*,1	3,077	12,062
Kura Oncology, Inc.*	2,481	12,033
Vical, Inc.*	5,161	11,922
Eleven Biotherapeutics, Inc.*,1	5,291	11,852
Aeglea BioTherapeutics, Inc.*	2,283	11,803
Aldeyra Therapeutics, Inc.*	2,283	11,757
Conatus Pharmaceuticals, Inc.*	6,452	11,678
Adamis Pharmaceuticals Corp.*,1	4,087	11,648
Vermillion, Inc.*	9,595	11,514
Cesca Therapeutics, Inc.*,1	3,673	11,496
AVEO Pharmaceuticals, Inc.*	18,454	11,475
Stereotaxis, Inc.*	20,260	11,447

	Shares	Value
COMMON STOCKS† - 99.0% (continued)
Consumer, Non-cyclical - 25.4% (continued)
Rexahn Pharmaceuticals, Inc.*	68,500	$11,309
Synthetic Biologics, Inc.*	14,163	11,285
Oragenics, Inc.*	17,866	11,256
Threshold Pharmaceuticals, Inc.*	22,631	10,919
Verastem, Inc.*	9,429	10,749
CareDx, Inc.*,1	3,014	10,700
Corium International, Inc.*	2,085	10,550
Kindred Biosciences, Inc.*	2,478	10,532
Imprimis Pharmaceuticals, Inc.*,1	3,871	10,529
AdCare Health Systems, Inc.*	6,504	10,406
Caladrius Biosciences, Inc.*,1	2,779	10,393
Dimension Therapeutics, Inc.*,1	2,283	10,045
Cleveland BioLabs, Inc.*,1	6,233	9,973
Celsion Corp.*	15,286	9,966
Orexigen Therapeutics, Inc.*,1	5,062	9,922
Galectin Therapeutics, Inc.*	11,639	9,544
Crystal Rock Holdings, Inc.*	11,401	9,349
Senomyx, Inc.*,1	8,609	9,298
Strata Skin Sciences, Inc.*	15,174	9,241
Invuity, Inc.*,1	1,340	9,112
Truett-Hurst, Inc.*	5,347	9,090
Cancer Genetics, Inc.*	6,055	9,083
BioLife Solutions, Inc.*,1	5,235	8,690
Anthera Pharmaceuticals, Inc.*,1	5,753	8,630
Sonoma Pharmaceuticals, Inc.*	1,719	8,286
Pernix Therapeutics Holdings, Inc.*,1	2,643	7,982
Versar, Inc.*	5,558	7,837
Cerecor, Inc.*	3,673	7,640
InfuSystem Holdings, Inc.*	4,166	7,291
Windtree Therapeutics, Inc.*	4,963	7,196
MabVax Therapeutics Holdings, Inc.*	1,886	7,035
Marinus Pharmaceuticals, Inc.*	6,650	6,983
Bioanalytical Systems, Inc.*	9,032	6,954
CytoSorbents Corp.*,1	1,340	6,901
Cerulean Pharma, Inc.*	9,913	6,735
Pronai Therapeutics, Inc.*	5,062	6,732
SPAR Group, Inc.*	6,600	6,666
Professional Diversity Network, Inc.*,1	782	6,530
Cartesian, Inc.*	10,025	6,216
CytRx Corp.*	12,408	6,215
Hemispherx Biopharma, Inc.*	7,404	6,071
Bioptix, Inc.*	1,985	6,054
Strongbridge Biopharma plc*	1,588	6,034
PhotoMedex, Inc.*,1	2,350	5,993
Cytori Therapeutics, Inc.*,1	3,755	5,783
ImmunoCellular Therapeutics Ltd.*	1,984	5,734
Microbot Medical, Inc.*,1	683	5,580
NeuroMetrix, Inc.*	6,070	5,524
OncoGenex Pharmaceuticals, Inc.*	11,935	5,490
Nivalis Therapeutics, Inc.*	2,481	5,384
Akers Biosciences, Inc.*	2,829	5,375
Histogenics Corp.*	2,779	5,363

Wilshire Micro-Cap ETF
SCHEDULE OF INVESTMENTS (Unaudited)	November 30, 2016

	Shares	Value
COMMON STOCKS† - 99.0% (continued)
Consumer, Non-cyclical - 25.4% (continued)
Transgenomic, Inc.*	24,814	$5,335
Jaguar Animal Health, Inc.*	7,643	5,128
SunLink Health Systems, Inc.*	4,479	5,016
Interpace Diagnostics Group, Inc.*	31,365	4,862
Skyline Medical, Inc.*,1	1,819	4,820
Aytu BioScience, Inc.*	3,792	4,512
Apricus Biosciences, Inc.*	2,948	4,186
Lpath, Inc. — Class A*,1	1,645	4,014
Mast Therapeutics, Inc.*	46,353	3,986
Opexa Therapeutics, Inc.*	3,660	3,477
Dipexium Pharmaceuticals, Inc.*	2,481	3,473
Acura Pharmaceuticals, Inc.*	3,684	3,371
Delcath Systems, Inc.*	1,588	3,319
Roka Bioscience, Inc.*,1	675	3,227
Evoke Pharma, Inc.*	1,886	3,093
Hooper Holmes, Inc.*	3,587	2,870
InterCloud Systems, Inc.*	58,152	2,849
Dextera Surgical, Inc.*,1	1,972	2,800
American CareSource Holdings, Inc.*	161,715	2,749
Viking Therapeutics, Inc.*	2,481	2,679
Tonix Pharmaceuticals Holding Corp.*	6,557	2,498
Biocept, Inc.*,1	2,514	2,212
CombiMatrix Corp.*,1	788	2,206
Semler Scientific, Inc.*	1,489	2,159
EnteroMedics, Inc.*	39,306	2,091
ERBA Diagnostics, Inc.*	5,930	1,898
Zosano Pharma Corp.*	2,184	1,747
BioPharmX Corp.*	5,483	1,700
TetraLogic Pharmaceuticals Corp.*	21,405	1,605
Cellectar Biosciences, Inc.*,1	921	1,354
GlobeImmune, Inc.*	2,121	1,273
Amedica Corp.*	1,891	1,263
Universal Security Instruments, Inc.*,1	334	1,136
Onconova Therapeutics, Inc.*,1	235	684
Rock Creek Pharmaceuticals, Inc.*	6,277	7
Great Basin Scientific, Inc.*	1	–
Tobira Therapeutics, Inc.*,†††,2	1,799	–
Total Consumer, Non-cyclical		6,608,679
Industrial - 10.2%
CECO Environmental Corp.	8,274	117,407
Casella Waste Systems, Inc. — Class A*	9,195	116,409
IES Holdings, Inc.*	4,945	97,169
VSE Corp.	2,092	80,981
Advanced Emissions Solutions, Inc.*,1	7,312	65,954
Applied Optoelectronics, Inc.*	2,655	65,764
Heritage-Crystal Clean, Inc.*	3,957	64,499
Hudson Technologies, Inc.*	8,238	62,690
CyberOptics Corp.*	2,084	60,227
Hurco Companies, Inc.	1,846	60,180
Energous Corp.*,1	3,739	59,263

	Shares	Value
COMMON STOCKS† - 99.0% (continued)
Industrial - 10.2% (continued)
LSI Industries, Inc.	5,804	$56,995
KEMET Corp.*	9,330	52,994
Covenant Transportation Group, Inc. — Class A*	2,333	48,363
Sparton Corp.*	1,933	47,126
Control4 Corp.*	3,915	44,788
ZAGG, Inc.*	6,740	44,484
Napco Security Technologies, Inc.*	4,697	40,159
Layne Christensen Co.*	3,772	40,134
Key Technology, Inc.*	3,278	40,090
NVE Corp.	589	39,328
Goldfield Corp.*	9,388	38,960
TRC Companies, Inc.*	3,954	38,354
Synalloy Corp.*	3,772	38,286
Intevac, Inc.*	5,806	36,869
LMI Aerospace, Inc.*	3,970	35,968
UFP Technologies, Inc.*	1,412	35,441
Eagle Bulk Shipping, Inc.*	5,558	35,127
Core Molding Technologies, Inc.*	2,191	34,946
Gencor Industries, Inc.*	2,272	31,922
Ballantyne Strong, Inc.*	4,367	31,220
Sterling Construction Company, Inc.*	3,758	31,154
MOCON, Inc.	1,735	30,363
Willis Lease Finance Corp.*	1,092	29,255
Omega Flex, Inc.	642	28,717
Ultralife Corp.*	5,558	28,068
Eastern Co.	1,290	27,542
Allied Motion Technologies, Inc.	1,288	27,537
Hardinge, Inc.	2,492	27,487
Lawson Products, Inc.*	1,126	26,686
Xerium Technologies, Inc.*	4,383	26,298
Orion Energy Systems, Inc.*	13,301	26,203
LRAD Corp.	14,095	25,089
Global Power Equipment Group, Inc.*,1	6,649	24,734
PAM Transportation Services, Inc.*	967	23,972
Revolution Lighting Technologies, Inc.*,1	4,427	23,950
Broadwind Energy, Inc.*	5,815	23,783
Arotech Corp.*	6,055	23,615
Iteris, Inc.*	7,108	22,888
Pure Cycle Corp.*,1	4,576	22,651
Innovative Solutions & Support, Inc.*	6,252	22,195
CPI Aerostructures, Inc.*	3,077	21,539
Aehr Test Systems*,1	7,034	21,453
MFRI, Inc.*	2,481	20,468
MicroVision, Inc.*,1	12,232	20,183
Aspen Aerogels, Inc.*	5,129	19,747
Intellicheck Mobilisa, Inc.*,1	7,382	19,415
CUI Global, Inc.*,1	3,176	19,374
EnSync, Inc.*	20,010	18,609
Taylor Devices, Inc.*	1,092	16,194
Identiv, Inc.*	5,955	15,721
Manitex International, Inc.*	2,903	15,676

Wilshire Micro-Cap ETF
SCHEDULE OF INVESTMENTS (Unaudited)	November 30, 2016

	Shares	Value
COMMON STOCKS† - 99.0% (continued)
Industrial - 10.2% (continued)
Ecology and Environment, Inc. — Class A	1,687	$15,183
Ideal Power, Inc.*	3,077	14,308
Air T, Inc.*	695	12,927
IEC Electronics Corp.*	3,573	12,506
Research Frontiers, Inc.*,1	7,047	12,473
Empire Resources, Inc.[1]	2,418	12,163
Astrotech Corp.*	7,258	11,903
Digital Ally, Inc.*,1	2,295	11,475
Chicago Rivet & Machine Co.	334	11,456
UQM Technologies, Inc.*	22,829	11,296
SigmaTron International, Inc.*,1	2,096	10,899
Resonant, Inc.*,1	2,283	10,707
CryoPort, Inc.*	4,268	9,902
CVD Equipment Corp.*,1	1,276	9,889
Tecogen, Inc.*	2,295	9,616
ENGlobal Corp.*	6,452	8,646
ClearSign Combustion Corp.*,1	2,084	8,336
Energy Focus, Inc.*,1	1,674	8,119
NXT-ID, Inc.*	2,382	7,670
P&F Industries, Inc. — Class A	893	7,376
Document Security Systems, Inc.*	10,062	7,243
American Electric Technologies, Inc.*,1	3,759	6,766
Appliance Recycling Centers of America, Inc.*	5,558	5,836
Giga-Tronics, Inc.*	7,716	5,788
Clean Diesel Technologies, Inc.*	1,925	4,986
MagneGas Corp.*,1	8,052	3,825
AG&E Holdings, Inc.*	19,899	3,383
Digital Power Corporation*	3,474	2,154
IntriCon Corp.*	334	2,121
Pro-DEX, Inc.*,1	397	1,707
Metabolix, Inc.*	4,826	1,375
Erickson, Inc.*,1	2,022	213
Total Industrial		2,654,910
Consumer, Cyclical - 10.1%
Culp, Inc.	3,843	129,701
Green Brick Partners, Inc.*,1	13,914	127,313
Hooker Furniture Corp.	3,707	101,201
Beazer Homes USA, Inc.*	7,412	99,914
Reading International, Inc. — Class A*	5,796	91,055
Malibu Boats, Inc. — Class A*	4,429	80,608
Flexsteel Industries, Inc.	1,447	79,411
Build-A-Bear Workshop, Inc. — Class A*	5,290	75,912
Spartan Motors, Inc.	7,928	70,955
Destination XL Group, Inc.*,1	17,046	69,888
America's Car-Mart, Inc.*	1,344	61,219
Nathan's Famous, Inc.*	976	60,366
Bassett Furniture Industries, Inc.	2,024	58,797
Miller Industries, Inc.	2,174	55,437
Superior Uniform Group, Inc.	2,699	51,793
Supreme Industries, Inc. — Class A	3,640	51,614
J Alexander's Holdings, Inc.*	5,297	50,322

	Shares	Value
COMMON STOCKS† - 99.0% (continued)
Consumer, Cyclical - 10.1% (continued)
Johnson Outdoors, Inc. — Class A	1,201	$50,202
Golden Entertainment, Inc.	4,015	49,866
West Marine, Inc.*	4,743	45,628
RCI Hospitality Holdings, Inc.	3,544	43,166
Commercial Vehicle Group, Inc.*	8,139	41,753
Lifetime Brands, Inc.	2,451	40,932
UCP, Inc. — Class A*,1	3,654	40,011
EnviroStar, Inc.	2,779	39,740
Kona Grill, Inc.*,1	3,125	38,437
Delta Apparel, Inc.*	1,858	37,921
Skyline Corp.*	2,902	37,146
Destination Maternity Corp.[1]	5,360	35,912
PCM, Inc.*	1,779	35,847
Del Frisco's Restaurant Group, Inc.*	2,083	35,828
Luby's, Inc.*	8,385	35,720
Escalade, Inc.	2,549	35,049
Jamba, Inc.*,1	3,460	34,323
Century Casinos, Inc.*	4,800	33,120
VOXX International Corp. — Class A*	6,750	32,738
Black Diamond, Inc.*,1	5,196	31,955
Tandy Leather Factory, Inc.*	4,070	30,729
Freshpet, Inc.*,1	3,287	30,405
Castle Brands, Inc.*	39,008	28,936
New York & Company, Inc.*	13,693	27,797
Gaia, Inc.*	3,176	26,996
Red Lion Hotels Corp.*	2,957	26,022
Rocky Brands, Inc.	2,417	25,741
BlueLinx Holdings, Inc.*	3,077	24,031
Lakeland Industries, Inc.*,1	1,985	22,530
Kewaunee Scientific Corp.	880	21,560
Bravo Brio Restaurant Group, Inc.*	5,161	21,418
New Home Company, Inc.*,1	1,745	20,120
Morgans Hotel Group Co.*	9,132	19,634
Town Sports International Holdings, Inc.*	8,635	19,429
DGSE Companies, Inc.*	16,561	15,733
Famous Dave's of America, Inc.*	3,276	15,233
Strattec Security Corp.	383	14,899
Dixie Group, Inc.*	4,270	14,518
Peak Resorts, Inc.	2,835	13,608
Dover Motorsports, Inc.	5,062	11,896
Nevada Gold & Casinos, Inc.*	6,252	11,066
hhgregg, Inc.*	6,650	10,175
Emerson Radio Corp.*	10,918	8,842
Papa Murphy's Holdings, Inc.*	1,865	8,840
AMREP Corp.*	1,117	7,975
Koss Corp.*	2,903	7,548
Entertainment Gaming Asia, Inc.*	5,582	7,257
Diversified Restaurant Holdings, Inc.*	5,149	7,209
Forward Industries, Inc.*	4,689	6,752
Virco Manufacturing Corp.*	1,588	6,511
Rave Restaurant Group, Inc.*,1	2,811	6,072
Educational Development Corp.	596	5,394

Wilshire Micro-Cap ETF
SCHEDULE OF INVESTMENTS (Unaudited)	November 30, 2016

	Shares	Value
COMMON STOCKS† - 99.0% (continued)
Consumer, Cyclical - 10.1% (continued)
Comstock Holding Companies, Inc.*	2,680	$4,958
Dover Downs Gaming & Entertainment, Inc.*	2,382	2,573
Cosi, Inc.*	17,675	627
Ignite Restaurant Group, Inc.*	1,338	364
Total Consumer, Cyclical		2,624,198
Technology - 6.3%
Ultra Clean Holdings, Inc.*	10,220	102,610
Digimarc Corp.*,1	2,998	93,088
Axcelis Technologies, Inc.*	5,866	80,071
Immersion Corp.*	7,076	72,882
CommerceHub, Inc.*	4,169	63,035
Exa Corp.*	3,623	53,729
GigPeak, Inc.*	19,138	51,481
Tabula Rasa HealthCare, Inc.*	3,700	51,356
QAD, Inc. — Class B	2,035	50,590
Amber Road, Inc.*	4,299	49,997
GSE Systems, Inc.*	15,110	46,086
Mitek Systems, Inc.*,1	8,040	45,024
Radisys Corp.*	10,224	42,736
CSP, Inc.	3,797	40,590
Datalink Corp.*	3,573	40,018
NCI, Inc. — Class A	2,869	37,584
Model N, Inc.*	3,871	34,645
American Software, Inc. — Class A	3,127	34,460
DMC Global, Inc.	2,087	34,123
Everyday Health, Inc.*	3,243	33,889
AXT, Inc.*	6,508	31,238
WidePoint Corp.*	45,063	30,305
USA Technologies, Inc.*	7,047	29,950
ExOne Co.*,1	3,020	29,807
Inseego Corp.*	12,904	29,679
Pixelworks, Inc.*	9,429	29,041
Innodata, Inc.*	11,613	27,871
EMCORE Corp.	4,316	27,622
Simulations Plus, Inc.	2,878	27,197
Guidance Software, Inc.*	3,673	25,895
Mattersight Corp.*,1	6,609	25,114
SharpSpring, Inc.*	4,466	23,759
Richardson Electronics Ltd.	3,726	22,505
GSI Technology, Inc.*	4,101	22,350
Datawatch Corp.*,1	3,474	20,844
PAR Technology Corp.*	3,673	19,504
eMagin Corp.*	8,238	18,536
Icad, Inc.*	4,268	15,664
Netlist, Inc.*	14,095	15,364
Computer Task Group, Inc.	3,328	13,844
Zedge, Inc. — Class B*	3,673	13,223
Echelon Corp.*	2,283	11,780
Socket Mobile, Inc.*	3,276	10,975
Intermolecular, Inc.*	9,726	9,921
Imation Corp.*	9,628	9,531
Smith Micro Software, Inc.*	6,452	9,097
Mastech Digital, Inc.*	1,191	8,194
Atomera, Inc.*	1,191	8,039
MoSys, Inc.*	22,157	7,192
Majesco Entertainment Co.[1]	1,224	3,954

	Shares	Value
COMMON STOCKS† - 99.0% (continued)
Technology - 6.3% (continued)
Sysorex Global Holdings Corp.*	9,280	$2,320
Inventergy Global, Inc.*,1	3,474	2,213
Total Technology		1,640,522
Communications - 6.1%
FairPoint Communications, Inc.*	4,533	75,475
MeetMe, Inc.*	14,988	72,241
Aviat Networks, Inc.*	5,380	67,949
Clearfield, Inc.*	3,437	65,990
Zix Corp.*	14,300	63,635
Hawaiian Telcom Holdco, Inc.*	2,744	62,673
Preformed Line Products Co.	893	49,954
Numerex Corp. — Class A*,1	5,894	47,211
Saga Communications, Inc. — Class A	946	45,219
Autobytel, Inc.*	3,248	44,985
Straight Path Communications, Inc. — Class B*,1	1,805	43,266
Reis, Inc.	1,837	40,138
Townsquare Media, Inc. — Class A*	4,169	36,395
Lee Enterprises, Inc.*	11,697	35,676
A H Belo Corp. — Class A	5,752	35,375
Tremor Video, Inc.*	15,322	32,176
iPass, Inc.*	17,569	28,286
KVH Industries, Inc.*	2,505	27,305
Value Line, Inc.	1,228	27,139
Beasley Broadcast Group, Inc. — Class A	4,131	26,232
Communications Systems, Inc.	5,062	25,310
HC2 Holdings, Inc.*	5,023	23,909
Remark Media, Inc.*	5,806	23,514
Salem Media Group, Inc. — Class A	4,070	23,199
ClearOne, Inc.	2,084	22,820
McClatchy Co. — Class A*	1,588	22,486
RELM Wireless Corp.	4,346	22,165
UTStarcom, Inc.*	10,918	21,618
Optical Cable Corp.*,1	6,253	19,697
Ooma, Inc.*,1	2,010	18,693
ID Systems, Inc.*	3,772	18,332
Alaska Communications Systems Group, Inc.*	11,998	18,237
Airgain, Inc.*	893	17,511
US Auto Parts Network, Inc.*	5,897	16,806
Rightside Group Ltd.*	2,121	16,650
EVINE Live, Inc.*	9,850	16,450
Aerohive Networks, Inc.*	2,903	15,996
Lantronix, Inc.*	10,496	15,744
Tessco Technologies, Inc.	1,253	15,349
Emmis Communications Corp. — Class A*	4,417	14,488
YuMe, Inc.*,1	4,242	14,465
Covisint Corp.*	6,252	14,067
Support.com, Inc.*	18,263	13,068
RF Industries Ltd.	7,816	12,896
Westell Technologies, Inc. — Class A*	23,623	12,754
Globalscape, Inc.	3,274	12,474
Leaf Group Ltd.*	1,687	11,134

Wilshire Micro-Cap ETF
SCHEDULE OF INVESTMENTS (Unaudited)	November 30, 2016

	Shares	Value
COMMON STOCKS† - 99.0% (continued)
Communications - 6.1% (continued)
Onvia, Inc.*,1	2,283	$10,958
Spanish Broadcasting System, Inc. — Class A*	2,680	10,854
BroadVision, Inc.*	2,184	10,702
Radio One, Inc. — Class D*,1	3,673	10,652
Synacor, Inc.*	3,474	10,596
TheStreet.com, Inc.	11,712	10,424
NTN Buzztime, Inc.*	993	10,347
ParkerVision, Inc.*,1	3,772	10,109
Marin Software, Inc.*	3,981	9,554
Spark Networks, Inc.*,1	9,145	8,962
Connecture, Inc.*	4,665	8,537
Xcel Brands, Inc.*	1,687	8,351
LightPath Technologies, Inc. — Class A*,1	5,694	7,972
Fusion Telecommunications International, Inc.*,1	5,099	7,954
Rocket Fuel, Inc.*	4,268	7,768
Sajan, Inc.*	2,121	7,551
eGain Corp.*	3,081	7,240
CafePress, Inc.*	2,171	6,622
FunctionX, Inc.*	1,692	5,245
Cinedigm Corp. — Class A*	3,057	4,555
Spherix, Inc.*	3,871	4,374
Net Element, Inc.*	4,165	3,832
RLJ Entertainment, Inc.*	2,270	3,655
WPCS International, Inc.*	2,680	3,243
Xtera Communications, Inc.*	7,246	362
Total Communications		1,597,571
Energy - 4.3%
Panhandle Oil and Gas, Inc. — Class A	5,325	130,462
Resolute Energy Corp.*	3,457	115,947
Natural Gas Services Group, Inc.*	4,022	114,426
Pioneer Energy Services Corp.*	17,172	85,861
Evolution Petroleum Corp.	9,540	80,612
Pacific Ethanol, Inc.*,1	8,828	75,921
Dawson Geophysical Co.*	6,839	53,686
Trecora Resources*	4,006	48,272
Peabody Energy Corp.*,1	4,300	44,355
Adams Resources & Energy, Inc.	1,118	44,206
Willbros Group, Inc.*	12,307	31,875
Gastar Exploration, Inc.*	22,432	28,488
Renewable Energy Group, Inc.*	2,779	27,095
Isramco, Inc.*,1	214	25,199
Harvest Natural Resources, Inc.*,1	4,516	24,973
Comstock Resources, Inc.*,1	2,481	23,470
Zion Oil & Gas, Inc.*	15,071	20,196
Mitcham Industries, Inc.*	5,161	19,715
Approach Resources, Inc.*,1	5,582	19,593
Magellan Petroleum Corp.*	2,704	15,954
Superior Drilling Products, Inc.*	8,697	11,219
Mexco Energy Corp.*	2,317	10,751
VAALCO Energy, Inc.*	13,634	10,512
Sunworks, Inc.*	4,516	10,116
Bonanza Creek Energy, Inc.*,1	8,834	8,834
Vantage Drilling Co.*	857,240	7,887

	Shares	Value
COMMON STOCKS† - 99.0% (continued)
Energy - 4.3% (continued)
Enphase Energy, Inc.*	5,482	$6,140
Stone Energy Corp.*,1	993	4,886
Barnwell Industries, Inc.*	2,680	4,636
Gevo, Inc.*,1	13,896	4,516
Basic Energy Services, Inc.*	6,948	3,543
Vertex Energy, Inc.*,1	3,198	3,390
Lucas Energy, Inc.*,1	1,674	2,561
Tengasco, Inc.*	3,127	2,158
ZaZa Energy Corp.*	17,418	1,742
Real Goods Solar, Inc. — Class A*	1,092	483
Ascent Solar Technologies, Inc.*	1,007	8
Total Energy		1,123,688
Basic Materials - 2.2%
Landec Corp.*	7,719	110,382
KMG Chemicals, Inc.	2,606	88,030
Orchids Paper Products Co.	3,000	74,730
Codexis, Inc.*	10,422	49,505
Oil-Dri Corporation of America	976	38,757
Universal Stainless & Alloy Products, Inc.*	2,878	35,399
Intrepid Potash, Inc.*	20,149	27,604
Uranium Energy Corp.*	29,069	25,540
United States Lime & Minerals, Inc.	334	24,232
Shiloh Industries, Inc.*	3,375	23,794
Friedman Industries, Inc.	3,474	19,659
Northern Technologies International Corp.*	1,172	16,291
Golden Minerals Co.*	17,569	12,124
Vista Gold Corp.*,1	12,840	10,657
Uranium Resources, Inc.*	5,757	9,096
US Antimony Corp.*	23,425	7,028
Total Basic Materials		572,828
Utilities - 1.3%
York Water Co.	2,974	108,254
Gas Natural, Inc.	5,261	65,762
Artesian Resources Corp. — Class A	1,631	51,409
Delta Natural Gas Company, Inc.	1,325	33,801
RGC Resources, Inc.[1]	1,266	31,283
Global Water Resources, Inc.[1]	2,680	22,646
Synthesis Energy Systems, Inc.*	20,610	19,580
US Geothermal, Inc.*,1	4,260	17,977
Total Utilities		350,712
Total Common Stocks
(Cost $25,222,878)		25,790,184
ROYALTY TRUST† - 0.4%
Energy - 0.4%
Cross Timbers Royalty Trust	2,084	35,428
Enduro Royalty Trust	7,047	27,483
Hugoton Royalty Trust	10,124	20,754
Pacific Coast Oil Trust*	13,896	17,787
Total Royalty Trust
(Cost $106,432)		101,452

Wilshire Micro-Cap ETF
SCHEDULE OF INVESTMENTS (Unaudited)	November 30, 2016

	Face
	Amount	Value
CONVERTIBLE BONDS†† - 0.0%**
Consumer, Non-cyclical - 0.0%**
Catalyst Biosciences, Inc.
0.00% due 02/19/18[3]	$6,475	$4,209
(Cost $6,475)
SECURITIES LENDING COLLATERAL††,4 - 9.8%
Joint Repurchase Agreements
HSBC Securities (USA), Inc. issued 11/30/16 at 0.27% due 12/01/16	$610,922	$610,922
Merrill Lynch, Pierce, Fenner & Smith, Inc. issued 11/30/16 at 0.28% due 12/01/16	610,922	610,922
RBC Dominion Securities, Inc. issued 11/30/16 at 0.29% due 12/01/16	535,270	535,270
Credit Suisse Securities (USA), LLC issued 11/30/16 at 0.26% due 12/01/16	398,286	398,286
Citigroup Global Markets, Inc. issued 11/30/16 at 0.28% due 12/01/16	393,049	393,049
Total Securities Lending Collateral
(Cost $2,548,449)	2,548,449
Total Investments - 109.2%
(Cost $27,884,234)	$28,444,294
Other Assets & Liabilities, net - (9.2)%	(2,390,919)
Total Net Assets - 100.0%	$26,053,375

*	Non-income producing security.
**	Less than 0.1%
†	Value determined based on Level 1 inputs, unless otherwise noted — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
†††	Value determined based on Level 3 inputs — See Note 2.
1	All or portion of this security is on loan at November 30, 2016 — See Note 4.
2	Security was fair valued by the Valuation Committee at November 30, 2016. The total market value of fair valued securities amounts to $4,209, (cost $31,193) or less than 0.1% of total net assets.
3	Zero coupon rate security.
4	Securities lending collateral — See Note 4.

plc	Public Limited Company
REIT	Real Estate Investment Trust

See Sector Classification in Supplemental Information section.

The following table summarizes the inputs used to value the Fund's investments at November 30, 2016 (See Note 2 in the Notes to Schedule of Investments):

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs		Total
Assets
Common Stocks	$25,790,184	$—	$—	*	$25,790,184
Convertible Bonds	—	4,209	—		4,209
Royalty Trust	101,452	—	—		101,452
Securities Lending Collateral	—	2,548,449	—		2,548,449
Total	$25,891,636	$2,552,658	$—	*	$28,444,294

*Market value is less than $1.

The following is a summary of significant unobservable inputs used in the, fair valuation of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category	Ending Balance at 11/30/16	Valuation Technique	Unobservable Inputs
Common Stocks	$--*	Model Price	Trade Price

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended November 30, 2016, there were no transfers between levels.

Summary of Fair Value Level 3 Activity

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value for the period ended November 30, 2016:

Other Information (unaudited)

Beginning Balance	$2,701
Change in Unrealized Gain/Loss	(27,419)
Purchases	24,718
Ending Balance	$- *
Net change in unrealized appreciation (depreciation) for investments in securities still held at November 30, 2016	$(24,718)

*Market value is less than $1.

Wilshire US REIT ETF
SCHEDULE OF INVESTMENTS (Unaudited)	November 30, 2016

	Shares	Value
COMMON STOCKS† - 99.1%
Financial - 99.1%
Simon Property Group, Inc.	9,851	$1,769,731
Public Storage	4,892	1,023,895
Prologis, Inc.	16,521	840,918
AvalonBay Communities, Inc.	4,306	708,294
Welltower, Inc.	11,222	704,516
Equity Residential	11,461	687,775
Ventas, Inc.	11,016	665,586
Boston Properties, Inc.	4,819	596,977
Vornado Realty Trust	5,920	578,680
Essex Property Trust, Inc.	2,054	443,500
HCP, Inc.	14,659	432,880
Digital Realty Trust, Inc.[1]	4,605	425,180
Host Hotels & Resorts, Inc.	23,279	415,297
General Growth Properties, Inc.	15,811	400,650
Kimco Realty Corp.	13,171	336,388
SL Green Realty Corp.	3,145	331,357
Federal Realty Investment Trust	2,240	314,541
UDR, Inc.	8,373	285,017
Duke Realty Corp.	10,998	279,679
Extra Space Storage, Inc.	3,944	276,711
Macerich Co.	3,782	256,760
Alexandria Real Estate Equities, Inc.	2,249	246,468
Brixmor Property Group, Inc.	9,064	220,708
Mid-America Apartment Communities, Inc.	2,369	217,071
Camden Property Trust	2,740	215,665
Kilroy Realty Corp.	2,893	209,280
Regency Centers Corp.	3,112	208,006
Apartment Investment & Management Co. — Class A	4,899	206,248
American Campus Communities, Inc.	4,090	192,680
Equity LifeStyle Properties, Inc.	2,674	185,656
Liberty Property Trust	4,601	181,279
Douglas Emmett, Inc.	4,736	173,764
Sun Communities, Inc.	2,153	155,382
DDR Corp.	10,209	155,381
American Homes 4 Rent — Class A	7,081	149,197
Highwoods Properties, Inc.	3,091	148,553
Hospitality Properties Trust	5,097	147,788
Weingarten Realty Investors	4,008	142,324
Forest City Realty Trust, Inc. — Class A	7,591	140,358
CubeSmart	5,621	138,558
Senior Housing Properties Trust	7,446	134,475
Hudson Pacific Properties, Inc.	3,742	130,484
DCT Industrial Trust, Inc.	2,827	129,901
Taubman Centers, Inc.	1,780	129,353
Apple Hospitality REIT, Inc.	7,003	129,135
Healthcare Trust of America, Inc. — Class A	4,320	122,170
Life Storage, Inc.	1,455	118,190
Equity Commonwealth*	3,936	114,459
Retail Properties of America, Inc. — Class A	7,443	113,580

	Shares	Value
COMMON STOCKS† - 99.1% (continued)
Financial - 99.1% (continued)
CyrusOne, Inc.	2,618	$111,736
Healthcare Realty Trust, Inc.	3,631	106,679
Tanger Factory Outlet Centers, Inc.	3,012	103,824
Post Properties, Inc.	1,544	100,391
LaSalle Hotel Properties	3,545	99,508
Sunstone Hotel Investors, Inc.	6,790	98,727
Cousins Properties, Inc.	12,299	97,285
First Industrial Realty Trust, Inc.	3,664	96,913
DuPont Fabros Technology, Inc.	2,369	96,324
Paramount Group, Inc.	6,056	95,200
PS Business Parks, Inc.	849	94,859
Ryman Hospitality Properties, Inc.	1,600	94,240
Education Realty Trust, Inc.	2,290	92,974
Piedmont Office Realty Trust, Inc. — Class A	4,554	89,441
RLJ Lodging Trust	3,898	88,835
Equity One, Inc.	2,929	87,460
National Health Investors, Inc.	1,227	86,823
Corporate Office Properties Trust	2,971	85,030
Brandywine Realty Trust	5,490	84,272
Acadia Realty Trust	2,533	83,741
Columbia Property Trust, Inc.	3,871	81,523
Urban Edge Properties	2,929	79,347
Empire State Realty Trust, Inc. — Class A	3,890	78,461
Mack-Cali Realty Corp.	2,811	76,038
CoreSite Realty Corp.	1,063	74,974
Washington Real Estate Investment Trust	2,308	71,686
Retail Opportunity Investments Corp.	3,413	70,444
EastGroup Properties, Inc.	1,031	70,428
DiamondRock Hospitality Co.	6,298	66,696
Pebblebrook Hotel Trust	2,260	64,998
CBL & Associates Properties, Inc.	5,355	63,510
Care Capital Properties, Inc.	2,632	63,379
Kite Realty Group Trust	2,614	62,867
American Assets Trust, Inc.	1,424	57,045
Monogram Residential Trust, Inc.	5,230	55,072
Washington Prime Group, Inc.	5,427	54,379
New York REIT, Inc.	5,200	50,128
Sabra Health Care REIT, Inc.	2,047	45,300
Chesapeake Lodging Trust	1,885	44,693
Quality Care Properties, Inc.*	2,931	43,965
Ramco-Gershenson Properties Trust	2,485	42,170
Government Properties Income Trust	2,231	41,920
Franklin Street Properties Corp.	3,333	41,862
Pennsylvania Real Estate Investment Trust	2,180	41,791

Wilshire US REIT ETF
SCHEDULE OF INVESTMENTS (Unaudited)	November 30, 2016

	Shares	Value
COMMON STOCKS† - 99.1% (continued)
Financial - 99.1% (continued)
Terreno Realty Corp.	1,444	$39,306
Summit Hotel Properties, Inc.	2,736	38,906
Alexander's, Inc.	85	36,354
FelCor Lodging Trust, Inc.	4,333	31,458
Parkway, Inc.*	1,537	30,125
Monmouth Real Estate Investment Corp.	2,123	29,807
Hersha Hospitality Trust	1,330	26,826
Urstadt Biddle Properties, Inc. — Class A	1,127	25,527
Tier REIT, Inc.	1,497	24,057
Investors Real Estate Trust	3,798	23,889
Saul Centers, Inc.	376	23,872
QTS Realty Trust, Inc. — Class A	510	23,868
Universal Health Realty Income Trust	400	23,724

	Shares	Value
COMMON STOCKS† - 99.1% (continued)
Financial - 99.1% (continued)
Chatham Lodging Trust	1,202	$23,030
NorthStar Realty Europe Corp.	1,894	20,323
National Storage Affiliates Trust	957	19,695
Ashford Hospitality Trust, Inc.	2,654	18,658
First Potomac Realty Trust	1,822	17,910
Silver Bay Realty Trust Corp.	1,009	17,627
Cedar Realty Trust, Inc.	2,573	16,596
Easterly Government Properties, Inc.	849	16,471
Ashford Hospitality Prime, Inc.	1,031	13,217
NexPoint Residential Trust, Inc.	567	11,125
Total Financial		20,219,754
Total Common Stocks - 99.1%
(Cost $19,775,000)		20,219,754
Other Assets & Liabilities, net - 0.9%		175,605
Total Net Assets - 100.0%		$20,395,359

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.
1	All or portion of this security is on loan at November 30, 2016 — See Note 4.

REIT	Real Estate Investment Trust

See Sector Classification in Supplemental Information section.

The following table summarizes the inputs used to value the Fund's investments at November 30, 2016 (See Note 2 in the Notes to Schedule of Investments):

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Assets
Common Stocks	$20,219,754	$—	$—	$20,219,754
Total	$20,219,754	$—	$—	$20,219,754

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended November 30, 2016, there were no transfers between levels.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

For information on the Claymore Exchange–Traded Fund Trust’s (the “Trust”) policy regarding valuation of investments and other significant accounting policies, please refer to the Trust’s most recent semiannual or annual shareholder report.

The following 11 portfolios have a quarterly reporting period ended on November 30, 2016:

Guggenheim BRIC ETF
Guggenheim Defensive Equity ETF
Guggenheim Dow Jones Industrial Average Dividend ETF
Guggenheim Insider Sentiment ETF
Guggenheim Large Cap Optimized Diversification ETF
Guggenheim Mid-Cap Core ETF
Guggenheim Multi-Asset Income ETF
Guggenheim Raymond James SB-1 Equity ETF
Guggenheim Spin-Off ETF
Wilshire Micro-Cap ETF
Wilshire US REIT ETF

Each portfolio represents a separate series of the Trust (each a “Fund” or collectively the “Funds”).

1.	Significant Accounting Policies
The Trust operates as an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles (“GAAP”) and are consistently followed by the Trust. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.

The Board of Trustees of the Funds (the “Board”) has adopted policies and procedures for the valuation of the Funds’ investments (the “Valuation Procedures”). Pursuant to the Valuation Procedures, the Board has delegated to a valuation committee, consisting of representatives from Guggenheim’s investment management, fund administration, legal and compliance departments (the “Valuation Committee”), the day-to-day responsibility for implementing the Valuation Procedures, including, under most circumstances, the responsibility for determining the fair value of the Funds’ securities or other assets.

Valuations of the Funds’ securities are supplied primarily by pricing services appointed pursuant to the processes set forth in the Valuation Procedures. The Valuation Committee convenes monthly, or more frequently as needed and will review the valuation of all assets which have been fair valued for reasonableness. The Funds’ officers, through the Valuation Committee and consistent with the monitoring and review responsibilities set forth in the Valuation Procedures, regularly review procedures used by, and valuations provided by, the pricing services.

If the pricing service cannot or does not provide a valuation for a particular investment or such valuation is deemed unreliable, such investment is fair valued by the Valuation Committee.

Equity securities listed on an exchange (New York Stock Exchange (“NYSE”) or American Stock Exchange) are valued at the last quoted sales price as of the close of U.S. business on the NYSE, usually 4:00 p.m. on the valuation date. Equity securities listed on the NASDAQ market system are valued at the NASDAQ Official Closing Price on the valuation date, which may not necessarily represent the last sale price. If there has been no sale on such exchange or NASDAQ on such day, the security is valued at the mean of the most recent bid and ask prices on such day.

Open-end investment companies (“Mutual Funds”) are valued at their NAV as of the close of business on the valuation date. Exchange traded funds (“ETFs”) and closed-end investment companies are valued at the last quoted sale price.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Debt securities with a maturity of greater than 60 days at acquisition are valued at prices that reflect broker/dealer supplied valuations or are obtained from independent pricing services, which may consider the trade activity, treasury spreads, yields or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Short-term securities with remaining maturities of 60 days or less are valued at market price, or if a market price is not available, at amortized cost, provided such amount approximates market value. Money market funds are valued at net asset value.

Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of the NYSE. The values of foreign securities are determined as of the close of such foreign markets or the close of the NYSE, if earlier. All investments quoted in foreign currency are valued in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the close of U.S. business at 4:00 p.m. Investments in foreign securities may involve risks not present in domestic investments. The Valuation Committee will determine the current value of such foreign securities by taking into consideration certain factors which may include those discussed above, as well as the following factors, among others: the value of the securities traded on other foreign markets, ADR trading, closed-end fund trading, foreign currency exchange activity, and the trading prices of financial products that are tied to foreign securities such as World Equity Benchmark Securities. In addition, under the Valuation Procedures, the Valuation Committee and Guggenheim Funds Investment Advisors, LLC (“GFIA” or the “Investment Adviser”) are authorized to use prices and other information supplied by a third party pricing vendor in valuing foreign securities.

Investments for which market quotations are not readily available are fair valued as determined in good faith by the Investment Adviser, subject to review by the Valuation Committee, pursuant to methods established or ratified by the Board. Valuations in accordance with these methods are intended to reflect each security’s (or asset’s) “fair value.” Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to: market prices; sale prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics, or based on inputs such as anticipated cash flows or collateral, spread over Treasuries, and other information analysis.

2.	Fair Value Measurement
In accordance with GAAP, fair value is defined as the price that the Funds would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. GAAP establishes a three-tier fair value hierarchy based on the types of inputs used to value assets and liabilities and requires corresponding disclosure. The hierarchy and the corresponding inputs are summarized below:

Level 1 — quoted prices in active markets for identical assets or liabilities.

Level 2 — significant other observable inputs (for example quoted prices for securities that are similar based on characteristics such as interest rates, prepayment speeds, credit risk, etc.).

Level 3— significant unobservable inputs based on the best information available under the circumstances, to the extent observable inputs are not available, which may include assumptions.

The types of inputs available depend on a variety of factors, such as the type of security and the characteristics of the markets in which it trades, if any. Fair valuation determinations that rely on fewer or no observable inputs require greater judgment. Accordingly, fair value determinations for Level 3 securities require the greatest amount of judgment.

Independent pricing services are used to value a majority of the Funds’ investments. When values are not available from a pricing service, they will be determined under the valuation policies that have been reviewed and approved by the Board. In any event, values are determined using a variety of sources and techniques, including: market prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics or based on inputs such as anticipated cash flows or collateral spread over Treasuries, and other information and analysis.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The suitability of the techniques and sources employed to determine fair valuation are regularly monitored and subject to change.

3.	Federal Income Taxes
As of November 30, 2016, the cost of investments and accumulated unrealized appreciation/depreciation on investments for federal income tax purposes were as follows:

	Cost of Investments for Tax Purposes	Gross Tax Unrealized Appreciation	Gross Tax Unrealized Depreciation	Net Tax Unrealized Appreciation (Depreciation)
Guggenheim BRIC ETF	$107,620,768	$7,229,835	$(37,538,942)	$(30,309,107)
Guggenheim Defensive Equity ETF	160,557,758	9,474,976	(4,756,588)	4,718,388
Guggenheim Dow Jones Industrial Average Dividend ETF	4,038,345	209,869	(43,074)	166,795
Guggenheim Insider Sentiment ETF	67,758,290	3,467,912	(2,032,775)	1,435,137
Guggenheim Large Cap Optimized Diversification ETF	1,361,228	37,310	(114,758)	(77,448)
Guggenheim Mid-Cap Core ETF	145,754,994	12,490,239	(5,669,251)	6,820,988
Guggenheim Multi-Asset Income ETF	408,161,177	29,214,841	(18,961,844)	10,252,997
Guggenheim Raymond James SB-1 Equity ETF	170,354,421	30,700,324	(7,939,120)	22,761,204
Guggenheim Spin-Off ETF	197,402,981	27,758,405	(16,405,410)	11,352,995
Wilshire Micro-Cap ETF	28,218,736	4,415,624	(4,190,066)	225,558
Wilshire US REIT ETF	19,821,624	1,167,850	(769,720)	398,130

4.	Portfolio Securities Loaned
Each Fund may lend portfolio securities to certain creditworthy borrowers, including the Funds’ securities lending agent. The loans are collateralized at all times by cash and/or high grade debt obligations in an amount at least equal to 102% of the market value of domestic securities loaned and 105% of foreign securities loaned as determined at the close of business on the preceding business day. The cash collateral received is held in a separately managed account established for each respective Fund and maintained by the lending agent exclusively for the investment of securities lending cash collateral on behalf of each Fund. The separately managed accounts invest in short-term investments valued at amortized cost, which approximates market value. Each Fund receives compensation for lending securities from interest or dividends earned on the cash, cash equivalents or U.S. government securities held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees paid to the lending agent. Such compensation is accrued daily and payable to the Fund monthly. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. The borrower pays to the Funds an amount equal to any dividends or interest received on loaned securities. These payments from the borrower are not eligible for reduced tax rates as “qualified dividend income” under the Jobs and Growth Tax Reconciliation Act of 2003. The Funds retain all or a portion of the interest received on investment of cash collateral or receive a fee from the borrower. Lending portfolio securities could result in a loss or delay in recovering each Fund’s securities if the borrower defaults.

As of November 30, 2016, the Funds participated in securities lending as follows:

	Value of Securities Loaned	Cash Collateral	Non-Cash Collateral	Total Collateral
Guggenheim BRIC ETF	$3,961,833	$2,614,041	$1,500,716	$4,114,757
Guggenheim Defensive Equity ETF	81,626	-	83,283	83,283
Guggenheim Dow Jones Industrial Average Dividend ETF	-	-	-	-
Guggenheim Insider Sentiment ETF	-	-	-	-
Guggenheim Large Cap Optimized Diversification ETF	8,763	9,026	-	9,026
Guggenheim Mid-Cap Core ETF	4,401,152	4,501,262	-	4,501,262
Guggenheim Multi-Asset Income ETF	12,039,565	11,057,164	1,305,297	12,362,461
Guggenheim Raymond James SB-1 Equity ETF	8,037,146	6,556,553	1,712,256	8,268,809
Guggenheim Spin-Off ETF	4,070,200	4,165,395	-	4,165,395
Wilshire Micro-Cap ETF	2,871,206	2,548,449	474,467	3,022,916
Wilshire US REIT ETF	430,568	-	439,313	439,313

The following represents a breakdown of the collateral for the joint repurchase agreements at November 30, 2016:

Counterparty and Terms of Agreement	Face Value	Repurchase Price	Collateral	Par Value	Fair Value
HSBC Securities (USA), Inc. issued 11/30/16 at 0.27% due 12/01/16	$7,355,475	$7,355,475	Various U.S. Government obligations and U.S. Government agency securities	$17,498,949	$7,502,644
RBC Dominion Securities, Inc. issued 11/30/16 at 0.29% due 12/01/16	7,204,824	7,204,824	Various U.S. Government obligations and U.S. Government agency securities	13,034,181	7,502,600
Citigroup Global Markets, Inc. issued 11/30/16 at 0.28% due 12/01/16	4,597,343	4,597,343	Various U.S. Government obligations and U.S. Government agency securities	6,560,193	4,697,997
Mizuho Securities (USA), Inc. issued 11/30/16 at 0.28% due 12/01/16	2,643,653	2,643,653	Various U.S. Government obligations and U.S. Government agency securities	2,677,447	2,696,526
Merrill Lynch, Pierce, Fenner & Smith, Inc. issued 11/30/16 at 0.28% due 12/01/16	4,720,848	4,720,848	Various U.S. Government obligations and U.S. Government agency securities	6,552,369	4,806,058
Merrill Lynch, Pierce, Fenner & Smith, Inc. issued 11/30/16 at 0.26% due 12/01/16	1,858,009	1,858,009	Various U.S. Government obligations and U.S. Government agency securities	1,799,436	1,904,380
Credit Suisse Securities (USA), LLC issued 11/30/16 at 0.26% due 12/01/16	3,071,738	3,071,738	Various U.S. Government obligations and U.S. Government agency securities	2,470,851	3,133,209

SUPPLEMENTAL INFORMATION (Unaudited)

Sector Classification
Information in the “Schedule of Investments” is categorized by sectors using sector-level classifications used by Bloomberg Industry Classification System, a widely recognized industry classification system provider. In the Fund’s registration statement, the Fund has investment policies relating to concentration in specific industries. For purposes of these investment policies, the Fund usually classifies industries based on industry-level classifications used by widely recognized industry classification system providers such as Bloomberg Industry Classification System, Global Industry Classification Standards and Barclays Global Classification Scheme.

Item 2.    Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Investment Company Act”)) as of a date within 90 days of the filing date of this report and have concluded, based on such evaluation, that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There was no change in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected or is reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3.    Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Claymore Exchange-Traded Fund Trust

By:	/s/ Donald C. Cacciapaglia
Donald C. Cacciapaglia
President and Chief Executive Officer

Date:	January 30, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Donald C. Cacciapaglia
Donald C. Cacciapaglia
President and Chief Executive Officer

Date:	January 30, 2017

By:	/s/ John L. Sullivan
John L. Sullivan
Chief Financial Officer, Chief Accounting Officer and Treasurer

Date:	January 30, 2017